                                                      Registration No. 333-____
  As filed with the Securities and Exchange Commission on September 11, 1998
===============================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                            -----------------------

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[_] Pre-Effective Amendment No. __         [_] Post-Effective Amendment No. __

                            -----------------------

                            THE GOVETT FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

      250 MONTGOMERY STREET, SUITE 1200, SAN FRANCISCO, CALIFORNIA 94104
                   (Address of Principal Executive Offices)

                                (800) 731-1755
             (Registrant's Telephone Number, including Area Code)

                               ALICE L. SCHULMAN
                                   SECRETARY
                            THE GOVETT FUNDS, INC.
                       250 MONTGOMERY STREET, SUITE 1200
                        SAN FRANCISCO, CALIFORNIA 94104
                    (Name and Address of Agent for Service)

                         COPIES OF COMMUNICATIONS TO:

                             REGINA M. PISA, P.C.
                         GOODWIN, PROCTER & HOAR  LLP
                                EXCHANGE PLACE
                       BOSTON, MASSACHUSETTS  02109-2881

                            -----------------------

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

                            -----------------------

  Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of shares of common stock, $.00001 par value of the Registrant. Accordingly, no filing fee is due in connection with this Registration Statement.

  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

===============================================================================

                            THE GOVETT FUNDS, INC.
                      CONTENTS OF REGISTRATION STATEMENT


  This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Letter to Shareholders of Govett Asia Fund and Govett Latin America Fund

Notice of Special Meeting of Shareholders of Govett Asia Fund and Govett Latin America Fund

Part A - Prospectus/Joint Proxy Statement Concerning the Acquisition of Assets of each of Govett Asia Fund and Govett Latin America Fund

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                                      (i)

                            THE GOVETT FUNDS, INC.

                             CROSS REFERENCE SHEET
                            PURSUANT TO RULE 481(A)

                                                  CAPTION OR LOCATION IN
FORM N-14 ITEM NO. AND CAPTION                    PROSPECTUS/PROXY STATEMENT
------------------------------                    --------------------------


           Part A Information Required in Prospectus/Proxy Statement
           ------

1.   Beginning of Registration Statement          Cover Page; Cross Reference Sheet
     and Outside Front Cover Page of Prospectus

2.   Beginning and Outside Back Cover             Table of Contents
     Page of Prospectus

3.   Fee Table, Synopsis Information and          Summary; Principal Risk Factors;
     and Risk Factors                             Comparison of Investment Objectives and
                                                  Policies

4.   Information about the Transaction            Summary; Information About the
                                                  Reorganization; Comparative Information
                                                  on Shareholder Rights; Exhibit A
                                                  (Plan of Reorganization)

5.   Information about the Registrant             Cover Page; Summary; Principal Risk
                                                  Factors; Comparison of Investment
                                                  Objectives and Policies; Information
                                                  About the Reorganization; Comparative
                                                  Information on Distribution
                                                  Arrangements; Comparative Information on
                                                  Shareholder Services; Comparative
                                                  Information on Shareholder Rights;
                                                  Management; Additional Information
                                                  About The Funds; Current Prospectus of Registrant

6.   Information about the Company Being          Summary; Comparison of Investment
     Acquired                                     Objectives and Policies; Information About
                                                  the Reorganization; Comparative
                                                  Information on Distribution Arrangements;
                                                  Comparative Information on Shareholder
                                                  Services; Comparative Information on
                                                  Shareholder Rights; Additional Information
                                                  About The Funds; Prospectus of Registrant
                                                  dated April 17, 1998, as supplemented
                                                  June 4, 1998

                                      (ii)

7.   Voting Information                           Summary; Information About the
                                                  Reorganization; Comparative Information on
                                                  Shareholder Rights; Voting Information

8.   Interest of Certain Persons and Experts      Information About the
     Reorganization

9.   Additional Information Required for          Not Applicable
     Reoffering By Persons Deemed to be
     Underwriters

                                     (iii)

                                                  CAPTION OR LOCATION IN
FORM N-14 ITEM NO. AND CAPTION                    PROSPECTUS/PROXY STATEMENT
------------------------------                    --------------------------


     Part B:  Information Required in Statement of Additional Information
     ------

10.  Cover Page                                   Cover Page

11.  Table of Contents                            Table of Contents

12.  Additional Information about the Registrant  Cover Page; Statement of Additional
                                                  Information of Registrant dated April 17,
                                                  1998, as supplemented June 4, 1998

13.  Additional Information about the             Cover Page; Statement of Additional
                                                  Information
     Company Being Acquired                       of Registrant dated April 17, 1998, as
                                                  supplemented June 4, 1998

14.  Financial Statements                         Annual Report of the Registrant for the
                                                  year ended December 31, 1997; Semi-Annual
                                                  Report of the Registrant for the six-month
                                                  period ended June 30, 1998; and Pro Forma
                                                  Financial Statements

                          Part C:  Other Information
                          ------

15.  Indemnification                              Indemnification

16.  Exhibits                                     Exhibits

17.  Undertakings                                 Undertakings

                                      (iv)

                               GOVETT ASIA FUND
                           GOVETT LATIN AMERICA FUND
                               EACH A SERIES OF
                            THE GOVETT FUNDS, INC.
                       250 MONTGOMERY STREET, SUITE 1200
                       SAN FRANCISCO, CALIFORNIA  94104
                          ___________________________
Dear Shareholder:

     You are cordially invited to attend a Special Meeting of Shareholders of each of Govett Asia Fund and Govett Latin America Fund (together, the "Acquired Funds"), series of The Govett Funds, Inc. (the "Company"), to be held at the offices of PricewaterhouseCoopers LLP, 333 Market Street, 21st Floor, San Francisco, California 94104 on December 15, 1998 at 2:00 p.m. local time.

     At this important meeting you will be asked to consider and approve a Plan of Reorganization on behalf of each Acquired Fund and Govett Emerging Markets Equity Fund (the "Acquiring Fund").

     If the proposal is approved by the shareholders of an Acquired Fund, the Acquiring Fund would acquire substantially all of the assets and assume certain
liabilities of that Acquired Fund.   As a result, you, as a shareholder of such
Acquired Fund, would receive, in exchange for your shares of such Acquired Fund, Class A Retail shares of the Acquiring Fund with an aggregate value equivalent to the aggregate net asset value of your Acquired Fund shares at the time of the transaction. Approval by the shareholders of one Acquired Fund, and the consummation of the transaction with respect to that Acquired Fund, are not conditioned on the approval by shareholders of the other Acquired Fund or the consummation of the transaction with respect to such other Acquired Fund. Each transaction, however, is conditioned upon the receipt of an opinion of counsel to the effect that the transaction would be free from federal income taxes to you and your Acquired Fund.

     The Board of Directors of the Company has determined that the proposed reorganization should provide benefits to shareholders of the Acquired Funds because of the enhanced economies of scale and more efficient operations which are expected to result from combining funds with the same investment manager and sub-adviser, the same multiple class structure, the same sales load structure and similar investment objectives and policies.

     I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card or, if you own shares in each Acquired Fund, proxy cards. A self-addressed, postage-paid envelope has been enclosed for your convenience. We look forward to receiving your vote.

     IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN DECEMBER 8, 1998.

     Instructions for shares held of record in the name of a nominee, such as a broker-dealer, may be subject to earlier cut-off dates established by such intermediaries to facilitate a timely response.

                                    Sincerely,


                                    Patrick K. Cunneen
                                    Chairman of the Board of Directors

     October 16, 1998

                               GOVETT ASIA FUND
                           GOVETT LATIN AMERICA FUND
                               EACH A SERIES OF
                            THE GOVETT FUNDS, INC.
                       250 MONTGOMERY STREET, SUITE 1200
                       SAN FRANCISCO, CALIFORNIA  94104
                         _____________________________

                           NOTICE OF SPECIAL MEETING
                                OF SHAREHOLDERS

                        TO BE HELD ON DECEMBER 15, 1998
                        _______________________________

     A Special Meeting of Shareholders of Govett Asia Fund (the "Asia Fund") and Govett Latin America Fund (the "Latin America Fund"), each a portfolio series of The Govett Funds, Inc., a Maryland corporation (the "Company"), will be held at the offices of PricewaterhouseCoopers LLP, 333 Market Street, 21st Floor, San Francisco, California 94104, on December 15, 1998 at 2:00 p.m. local time (the "Meeting") for the following purposes:

     1. By the shareholders of record of the Asia Fund, to consider and act upon an Plan of Reorganization (the "Plan") providing for the transfer of the assets of the Asia Fund (subject to certain liabilities) to Govett Emerging Markets Equity Fund (the "Acquiring Fund") in exchange for Class A Retail shares of the Acquiring Fund, the distribution of such shares to shareholders of the Asia Fund and the subsequent liquidation of the Asia Fund;

     2. By the shareholders of record of the Latin America Fund, to consider and act upon the Plan providing for the transfer of the assets of Latin America Fund (subject to certain liabilities) to the Acquiring Fund in exchange for Class A Retail shares of the Acquiring Fund, the distribution of such shares to the shareholders of the Latin America Fund and the subsequent liquidation of the Latin America Fund; and

     3. To consider and act upon any matter incidental to the foregoing and to transact such other business as may properly come before the Meeting and any adjournments thereof.

     The close of business on October 5, 1998 has been fixed as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments thereof.

     YOUR VOTE IS IMPORTANT REGARDLESS OF THE SIZE OF YOUR HOLDINGS IN THE FUND. WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, PLEASE COMPLETE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IF YOU LATER DESIRE TO VOTE IN PERSON AT THE MEETING, YOU MAY REVOKE YOUR PROXY.

                              By Order of the Directors,


                              Alice L. Schulman, Secretary
October 16, 1998
Date of Notice

                             QUESTIONS AND ANSWERS

Q.   WHY AM I RECEIVING THIS MATERIAL AND WHAT AM I SUPPOSED TO DO WITH IT?

A. This material is being sent to you as a shareholder of either Govett Asia Fund or Govett Latin America Fund.

     Proposals 1 and 2 described in the Prospectus/Joint Proxy Statement ask shareholders of Govett Asia Fund and Govett Latin America Fund to, in effect, change to another mutual fund. If you are a Govett Asia Fund shareholder and the shareholders of Govett Asia Fund approve Proposal 1, Govett Asia Fund will combine with Govett Emerging Markets Equity Fund and you will exchange your shares of Govett Asia Fund for shares of Govett Emerging Markets Equity Fund. If you are a Govett Latin America Fund shareholder and the shareholders of Govett Latin America Fund approve Proposal 2, Govett Latin America Fund will combine with Govett Emerging Markets Equity Fund and you will exchange your shares of Govett Latin America Fund for shares of Govett Emerging Markets Equity Fund.

     There are no sales charges in connection with either transaction. In exchange for your shares, you will receive shares of Govett Emerging Markets Equity Fund with a total net asset value equal to the total net asset value of the shares that you exchanged.

     The Board of Directors is asking the shareholders of each fund, Govett Asia Fund or Govett Latin America Fund, to approve the combination of their fund with Govett Emerging Markets Equity Fund and to exchange their shares for shares of Govett Emerging Markets Equity Fund.

     You should read the material carefully, mark your vote on the enclosed Proxy Form and send it back before December 8, 1998.

Q.   WHY ARE THESE TRANSACTIONS BEING PROPOSED?

A. The Board of Directors believes that, in the current competitive environment, each of Govett Asia Fund and Govett Latin America Fund is too small to manage effectively, which may affect the performance of the Fund. In addition, the investment adviser has heavily subsidized each Fund since its inception, however the subsidy could be discontinued at any time. Moreover, the shareholders of Govett Asia Fund and Govett Latin America Fund may benefit from the more diversified portfolio of Govett Emerging Markets Equity Fund.

Q.   WHAT IS THE DIFFERENCE BETWEEN PROPOSAL 1 AND PROPOSAL 2?

A.   The two proposals are very similar, except that Proposal 1 only affects
                                         ------ ----
shareholders of Govett Asia Fund, and only Govett Asia Fund shareholders are permitted to vote on it. If you are a shareholder of Govett Latin America Fund, you are not permitted to vote on Proposal 1, only on Proposal 2.

     Proposal 2 only affects shareholders of Govett Latin America Fund, and only Govett Latin America Fund shareholders are permitted to vote on it. If you are a shareholder of Govett Asia Fund, you are not permitted to vote on Proposal 2, only on Proposal 1.

     Proposal 1 and Proposal 2 are independent of each other. Thus, whether the transaction contemplated in Proposal 1 proceeds depends on whether Proposal 1 is adopted by the shareholders of Govett Asia Fund and does not depend on whether shareholders of Govett Latin America Fund approve Proposal 2. Similarly, whether the transaction contemplated in Proposal 2 proceeds depends on whether Proposal 2 is adopted by the shareholders of Govett Latin America Fund and does not depend on whether shareholders of Govett Asia Fund approve Proposal 1.

Q.   WHAT ARE THE TAX EFFECTS OF THE TRANSACTIONS?

     It is intended that none of Govett Asia Fund, Govett Latin America Fund or Govett Emerging Markets Equity Fund or any of their shareholders will have to pay any federal income tax as a result of the transactions.

Q.   HOW DO THE DIRECTORS RECOMMEND THAT I VOTE?

A. The Board of Directors recommends that you vote FOR the proposal that applies to your shares.

Q.   HOW DO I CONTACT YOU IF I HAVE ANY QUESTION?

A. You may call (800) 821-0803, Monday through Friday, 9:00 a.m. to 7:00 p.m. (Eastern Time).

                        ______________________________

             IMPORTANT INFORMATION ABOUT THE PROPOSALS IS SET FORTH IN THE ACCOMPANYING PROSPECTUS/JOINT PROXY STATEMENT.
                           PLEASE READ IT CAREFULLY.

                                  PLEASE VOTE.
                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN.

                       PROSPECTUS/JOINT PROXY STATEMENT

                        ______________________________

                  Concerning the Acquisition of the Assets of

                               GOVETT ASIA FUND
                           GOVETT LATIN AMERICA FUND
                               each a series of
                            The Govett Funds, Inc.
                       250 Montgomery Street, Suite 1200
                        San Francisco, California 94104
                                (800) 821-0803

                        By and in Exchange for Shares of

                      GOVETT EMERGING MARKETS EQUITY FUND
                                  a series of
                             The Govett Funds, Inc.
                       250 Montgomery Street, Suite 1200
                        San Francisco, California 94104
                                 (800) 821-0803

                        ______________________________

     This Prospectus/Joint Proxy Statement relates to the proposed transfer of the assets and the assumption of certain liabilities of each of Govett Asia Fund (the "Asia Fund") and Govett Latin America Fund (the "Latin America Fund," and together with the Asia Fund, the "Acquired Funds"), each a series of The Govett Funds, Inc., a Maryland corporation (the "Company"), to Govett Emerging Markets Equity Fund (the "Acquiring Fund," and together with the Acquired Funds, the "Funds"), another series of the Company, in exchange for Class A Retail shares of common stock, $.00001 par value per share, of the Acquiring Fund ("Acquiring Fund Shares"). Following such transfer, Acquiring Fund Shares will be distributed to shareholders of the Acquired Funds and each Acquired Fund will be liquidated. As a result of the proposed transaction, each shareholder of Class A Retail shares of one or both Acquired Funds will receive in exchange for his or her Class A Retail shares of such Acquired Fund, Class A Retail shares of the Acquiring Fund with an aggregate value equal to the value of such shareholder's shares of the Acquired Fund, calculated as of the close of business on the business day immediately prior to the exchange. Currently, only Class A Retail shares of each Acquired Fund are issued and outstanding.

     This Prospectus/Joint Proxy Statement is furnished to the shareholders of the Acquired Funds in connection with the solicitation of proxies by and on behalf of the Company's Board of Directors to be used at a Special Meeting of Shareholders of the Acquired Funds to be held at the offices of PricewaterhouseCoopers LLP, 333 Market Street, 21st Floor, San Francisco, California 94104, at 2:00 p.m. local time on December 15, 1998 and at any adjournments thereof (the "Meeting"). This document also serves as a prospectus of the Acquiring Fund and covers the proposed issuance of Acquiring Fund Shares. The Board of Directors of the Company may hereinafter be referred to as the "Board of Directors."

     The investment objective of the Asia Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in Asia. The investment objective of the Latin America Fund is to seek long-term capital appreciation by investing primarily in equity and debt securities of issuers located in Latin America. The investment objective of the Acquiring Fund is to seek long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets. Each of the Asia Fund and the Acquiring Fund is a diversified series of the Company; however, the Latin America Fund is not a diversified series of the Company. The Company is an open-end management company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

     This Prospectus/Joint Proxy Statement, which should be retained for future reference, sets forth concisely the information that shareholders of the Acquired Funds should know before investing. This Prospectus/Joint Proxy Statement is accompanied by the Prospectus of the Class A Retail shares of the Funds dated April 17, 1998, as supplemented June 4, 1998, which is incorporated by reference herein. It also is accompanied by the Annual Report of the Company for the year ended December 31, 1997 and the semi-annual report of the Company for the period ended June 30, 1998. A Statement of Additional Information dated October 16, 1998, containing additional information relevant to the proposed transaction has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Joint Proxy Statement. A copy of such Statement of Additional Information may be obtained without charge by writing to The Govett Funds, Inc., 250 Montgomery Street, Suite 1200, San Francisco, California 94104, or by calling toll-free (800) 731-1755.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               October 16, 1998
                   Date of Prospectus/Joint Proxy Statement

                               TABLE OF CONTENTS
                               -----------------

                                                                            Page
                                                                            ----

SUMMARY...................................................................    4

PRINCIPAL RISK FACTORS....................................................   10

REASONS FOR THE REORGANIZATION............................................   12

INFORMATION ABOUT THE REORGANIZATION......................................   13

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..........................   16

COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS......................   21

COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES...........................   21

FISCAL YEAR...............................................................   21

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS.............................   22

MANAGEMENT................................................................   22

ADDITIONAL INFORMATION ABOUT THE FUNDS....................................   23

VOTING INFORMATION........................................................   23

EXPERTS...................................................................   25

OTHER MATTERS.............................................................   25

NO ANNUAL MEETING OF SHAREHOLDERS.........................................   25

Exhibit A: Plan of Reorganization.........................................  A-1

                                    SUMMARY

     The following paragraphs summarize certain information contained in or incorporated by reference in this Prospectus/Joint Proxy Statement. This summary is not intended to be a complete statement of all material features of the proposed Reorganization (as described more fully below) and is qualified in its entirety by reference to the full text of this Prospectus/Joint Proxy Statement and the documents referred to herein.

     Proposed Transaction.  The Board of Directors of the Company has approved a
     --------------------
Plan of Reorganization (the "Plan of Reorganization") providing for the transfer of all of the assets of each Acquired Fund to the Acquiring Fund (subject to the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, reflected on a statement of assets and liabilities of that Acquired Fund as of the close of business on the Valuation Date, as defined below) in exchange for Acquiring Fund Shares at a closing to be held following the satisfaction of the conditions to the Reorganization (the "Closing"). The aggregate net asset value of full and fractional Acquiring Fund Shares to be issued to shareholders of each Acquired Fund will equal the value of the aggregate net assets of the Acquired Fund as of the close of business on the business day immediately prior to the Closing (the "Valuation Date"). The number of Class A Retail shares (collectively, the "shares" or individually, a "share") to be issued to each Acquired Fund will be determined by dividing (a) the aggregate net assets in Class A Retail shares of that Acquired Fund by (b) the net asset value per Class A Retail share, respectively, of the Acquiring Fund, each computed as of the close of business on the Valuation Date. Acquiring Fund Shares will be distributed to shareholders of each Acquired Fund, and such Acquired Fund will be liquidated. The proposed transaction described above is referred to in this Prospectus/Joint Proxy Statement as the "Reorganization."

     As a result of the Reorganization, each Acquired Fund shareholder will receive, in exchange for his or her Class A Retail shares of such Acquired Fund, Class A Retail shares of the Acquiring Fund with an aggregate value equal to the value of such shareholder's shares of the Acquired Fund, calculated as of the close of business on the Valuation Date.

     At or prior to the Closing, each of the Acquired Funds shall declare a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to that Acquired Fund's shareholders all of the Acquired Fund's investment company income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing. The Directors, including the Directors who are not "interested persons" of the Company as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that the interests of existing shareholders of the Funds will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization would be in the best interests of the shareholders of the Acquired Funds and the Acquiring Fund. See "Information About the Reorganization."

     THE DIRECTORS OF THE COMPANY RECOMMEND THAT THE SHAREHOLDERS OF EACH ACQUIRED FUND VOTE FOR APPROVAL OF THE PLAN OF REORGANIZATION.

     Approval of the Plan of Reorganization by the shareholders of the Asia Fund is a condition of the consummation of the Reorganization with respect to the Asia Fund, and approval of the Plan of Reorganization by the shareholders of the Latin America Fund is a condition of the consummation of the Reorganization with respect to the Latin America Fund. At the discretion of the Board of Directors, the Reorganization may proceed with respect to one Acquired Fund if the Plan of Reorganization is approved by the shareholders of that Acquired Fund even if the Plan of Reorganization is not approved by the shareholders of the other Acquired Fund. With respect to either Acquired Fund, the affirmative vote of the holders of a majority of the outstanding shares (within the meaning of the 1940 Act) of such Acquired Fund, voting together as a single class, is required to approve the Plan of Reorganization on behalf of such Fund. A "majority" vote is defined in the 1940 Act as the vote of the holders of the lesser of (a) 67% or more of the shares of an Acquired Fund, voting together as a single class, present at the Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares of an Acquired Fund, voting together as a single class. See "Voting Information."

     Tax Consequences.  Counsel to the Company, Goodwin, Procter & Hoar LLP,
     ----------------
will opine that, subject to customary assumptions and representations, upon consummation of the Reorganization with respect to each Acquired Fund and the transfer of substantially all of the assets of such Acquired Fund to the Acquiring Fund, with respect to such Acquired Fund: (i) the transfer of all the assets of such Acquired Fund for Acquiring Fund Shares and the assumption by the Acquiring Fund of all stated liabilities of such Acquired Fund will constitute a "reorganization" for federal income tax purposes, and the Acquired Fund and the Acquiring Fund will each be a "party to a reorganization" for federal income tax purposes; (ii) no gain or loss will be recognized by such Acquired Fund or the Acquiring Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for Acquiring Fund Shares; (iii) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of shares of the Acquired Fund for Acquiring Fund Shares; (iv) the basis of Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the basis of such Acquired Fund shares exchanged therefor; and (v) the basis of the Acquired Fund assets in the hands of the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization. The receipt of such an opinion upon the Closing is a condition to the Reorganization. See "Information About the Reorganization."

     Investment Objectives and Policies.  The investment objective of the Asia
     ----------------------------------
Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in Asia. Under normal market conditions, Asia Fund invests primarily in common stocks, preferred stocks and warrants to acquire such stocks of issuers located in any country in Asia, provided that the fund invests in at least three issuers located in different countries.

Asia Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities and in non-convertible debt securities.

     The investment objective of the Latin America Fund is to seek long-term capital appreciation by investing primarily in equity and debt securities of issuers located in Latin America. Under normal market conditions, Latin America Fund invests primarily in common stocks, preferred stocks, warrants to acquire such stocks and debt securities (such as, government or sovereign or corporate bonds, notes and debentures) of issuers located in any country in Latin America. Latin America Fund must invest (a) in at least three issuers located in different countries and (b) no more than 40% of its total assets in issuers located in any one country, except Brazil and Mexico, in which the fund may invest up to 60% of total assets in either country. Latin America Fund may invest up to 35% of its total assets in equity securities and debt securities of issuers located in the U.S.

     The investment objective of the Acquiring Fund is to seek long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets. Under normal market conditions, the Acquiring Fund invests primarily in common stocks, preferred stocks and warrants to acquire such stocks of issuers located in emerging or developing markets, provided that the fund invests in at least three issuers located in different countries. The Acquiring Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities and in non-convertible debt securities.

     In other respects, however, the investment objectives, policies and restrictions of the Funds are substantially similar. To the extent that there are other differences in the policies and restrictions of the Funds, Acquired Fund shareholders should consider such differences. These differences are discussed below under "Comparison of Investment Objectives and Policies."

     Management and Other Service Providers.  The business affairs of the
     --------------------------------------
Company are managed by its Board of Directors. For each of the Funds, AIB Govett, Inc. (the "Investment Manager") serves as investment adviser, AIB Govett Asset Management Limited serves as investment subadviser, FPS Broker Services, Inc. serves as distributor (the "Distributor"), FPS Services, Inc. serves as transfer agent and dividend paying agent (the "Transfer Agent"), The Chase Manhattan Bank serves as custodian, Chase Global Funds Services Company provides administration and accounting services and PricewaterhouseCoopers LLP is the independent auditor. See "Management."

     Advisory Fees and Expenses.  The following tables summarize the shareholder
     --------------------------
transaction expenses applicable to each Fund and the annual operating expenses for the Funds on an individual basis and for the Acquiring Fund on a pro forma basis after giving effect to the Reorganization. This table is followed by a helpful example illustrating the effect of these expenses on a $1,000 investment in each Fund.

SHAREHOLDER TRANSACTION EXPENSES APPLICABLE TO EACH FUND
--------------------------------------------------------

                                                         CLASS A RETAIL
                                                         --------------
Shareholder Transaction Expenses
  Maximum Sales Charge Imposed on Purchases
     (as a percentage of offering price)................     None
  Maximum Sales Charge Imposed on Reinvested
     Dividends (as a percentage of offering price)......     None
  Maximum Deferred Sales Charge (as a percentage
     of original purchase price or redemption
     proceeds, as applicable)...........................     None
  Redemption Fees (as a percentage of amount
     redeemed, if applicable)...........................     None
  Exchange Fees.........................................     None

TABLE OF EXPENSES OF THE ACQUIRING FUND (INDIVIDUALLY AND ON A PRO FORMA BASIS) AND EACH ACQUIRED FUND (AS OF JUNE 30, 1998)
------------------------------------------------------------------------------

                                                                      PRO FORMA GOVETT EMERGING MARKETS EQUITY FUND
                                                                    (WITH BOTH ACQUIRED FUNDS)

Govett Emerging Markets Equity Fund     Class A Retail                                                   Class A Retail
                                        --------------                                                   --------------

Annual Fund Operating Expenses (as a                        Annual Fund Operating Expenses (as a
   percentage of average net assets)*                          percentage of average net assets*
      Management Fees..................     1.00%                 Management Fees.....................       1.00%
      12b-1 Fees.......................     0.35%                 12b-1 Fees..........................       0.35%
      Other Expenses...................     2.38%                 Other Expenses......................       x.xx%
                                            ----                                                             ----
      Operating Expenses without.......                           Operating Expenses without..........
        (without reimbursement)........     3.73%                   (without reimbursement)...........      (x.xx)%
      Reimbursement*...................    (1.23%)                Reimbursement*......................       x.xx%
      Total Fund Operating Expenses....     2.50%                 Total Fund Operating Expenses.......       2.50%
                                                                                                             ====

                                                                      PRO FORMA GOVETT EMERGING MARKETS EQUITY FUND
                                                                      (WITH ASIA FUND ONLY)
Govett Asia Fund                        Class A Retail                                                   Class A Retail
                                        --------------                                                   --------------

Annual Fund Operating Expenses (as a                        Annual Fund Operating Expenses (as a
   percentage of average net assets)*                          percentage of average net assets*
      Management Fees..................     1.00%                 Management Fees.....................       1.00%
      12b-1 Fees.......................     0.35%                 12b-1 Fees..........................       0.35%
      Other Expenses...................    14.69%                 Other Expenses......................       x.xx%
                                           -----                                                             ----
      Operating Expenses without.......                           Operating Expenses without..........
        (without reimbursement)........    16.04%                   (without reimbursement)...........      (x.xx)%
      Reimbursement*...................   (13.54%)                Reimbursement*......................       x.xx%
      Total Fund Operating Expenses....     2.50%                 Total Fund Operating Expenses.......       2.50%
                                            ----                                                             ====

                                                                      PRO FORMA GOVETT EMERGING MARKETS EQUITY FUND
                                                                      (WITH LATIN AMERICA FUND ONLY)
Govett Latin America Fund               Class A Retail                                                   Class A Retail
                                        --------------                                                   --------------

Annual Fund Operating Expenses (as a                        Annual Fund Operating Expenses (as a
   percentage of average net assets)*                          percentage of average net assets*
      Management Fees..................     1.00%                 Management Fees.....................       1.00%
      12b-1 Fees.......................     0.35%                 12b-1 Fees..........................       0.35%
      Other Expenses...................     4.36%                 Other Expenses......................       x.xx%
                                           -----                                                             ----
      Operating Expenses without.......                           Operating Expenses without..........
        (without reimbursement)........     5.71%                   (without reimbursement)...........      (x.xx)%
      Reimbursement*...................    (3.21%)                Reimbursement*......................       x.xx%
      Total Fund Operating Expenses....     2.50%                 Total Fund Operating Expenses.......       2.50%
                                            ====                                                             ====

______________________________________

* For the period ended June 30, 1998, AIB Govett, Inc. waived a portion of its management fee and reimbursed a portion of the other operating expenses of the Funds, so that the actual net operating expenses for the period were 2.50% of net assets for the Acquiring and Acquired Funds.

EXAMPLE:

You would pay the following expenses
on a $1,000 investment assuming (1) 5% annual return and (2) redemption of the entire investment at the end of each time period:

                                                                                      PRO FORMA ACQUIRING FUND
                                    GOVETT EMERGING MARKETS EQUITY FUND              (WITH BOTH ACQUIRED FUNDS)

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   ------   -------   -------   --------          ------   -------   -------   --------
Class A Retail shares........       $74       $123      $176      $319              $74      $123      $176      $319

                                           GOVETT ASIA FUND                           PRO FORMA ACQUIRING FUND
                                                                                          (WITH ASIA FUND)

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   ------   -------   -------   --------          ------   -------   -------   --------
Class A Retail shares........       $74       $123      $176      $319              $74      $123      $176      $319

                                        GOVETT LATIN AMERICA FUND                     PRO FORMA ACQUIRING FUND
                                                                                   (WITH LATIN AMERICA FUND ONLY)

                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                   ------   -------   -------   --------          ------   -------   -------   --------
Class A Retail shares........       $74       $123      $176      $319              $74      $123      $176      $319

THE EXAMPLE SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES. ACTUAL RETURNS OR EXPENSES MAY BE GREATER OR LESS THAN SHOWN.


     Multiple Class Structure; Distribution Arrangements.  Each Fund has
     ---------------------------------------------------
authorized three classes of shares: Class A Retail shares, Class B shares and Institutional Class shares. Currently, each Fund only has Class A Retail shares outstanding. Only Class A Retail and Institutional Class shares may be purchased through securities dealers which have entered into sales agreements with the Distributor. When offered, Class A Retail and Institutional Class shares may be purchased at the next determined net asset value per share plus a sales charge, which may be imposed on a deferred basis.

     In the proposed Reorganization, shareholders of the Asia Fund will receive Class A Retail shares of the Acquiring Fund, and shareholders of the Latin America Fund will receive Class A Retail shares of the Acquiring Fund, that is, the corresponding class of shares of the Acquiring Fund which they currently hold in each Acquired Fund, respectively. The Class A Retail shares of the Acquiring Fund have identical arrangements with respect to the imposition of distribution and service fees as Class A Retail shares of the Acquired Funds.

     Dividends and Capital Gains.  The Funds have identical policies with regard
     ---------------------------
to dividends and distributions. Each Fund's policy is to distribute at least annually substantially all of their net investment income and net realized capital gains. After the closing of the Reorganization, Acquired Fund shareholders who currently have dividends reinvested will continue to have dividends reinvested in the Acquiring Fund and those who currently have capital gains reinvested will continue to have capital gains reinvested in the Acquiring Fund. The number of shares received in connection with any such reinvestment will be based upon the net asset value per share of the applicable class of shares of the Acquiring Fund in effect on the record date. See "Comparative Information on Shareholder Services."

     Exchange Rights.  Each Fund currently has identical exchange privileges to
     ---------------
the other Funds. Shareholders of a Fund may exchange their shares for shares of a corresponding class of shares, when available, of the other publicly offered Govett Funds at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other such fund may similarly exchange their shares for shares of an available corresponding class of any of the Funds. See "Comparative Information on Shareholder Services."

     Redemption Procedures.  Each Fund offers the same redemption features,
     ---------------------
including the acceptance of redemption requests by mail, telephone and wire, provided that applicable conditions are met. Any request to redeem shares of either Acquired Fund received and processed prior to the Reorganization will be treated as a redemption of shares of that Acquired Fund. Any request to redeem shares received or processed after the Reorganization will be treated as a request to redeem shares of the Acquiring Fund. See "Comparative Information on Shareholder Services."

     Minimum Account Size.  Each Fund reserves the right to redeem an account if
     --------------------
the aggregate value of the shares in such account is less than $500 for a period of 30 days after notice is mailed to the applicable shareholder. The Acquiring Fund shareholder accounts established pursuant to the Reorganization with a value of less than $500 will therefore be subject to redemption upon 30 days' prior notice. During such 30-day period, a shareholder will have the option of avoiding such redemption by increasing the value of the account to $500 or more.


                            PRINCIPAL RISK FACTORS

     The investment risks of the Funds generally are similar because of the similarities of investment objectives and policies of the Funds. However, the Asia Fund's ability to achieve its investment objective depends on the performance of stocks of companies located in Asia, whereas the Acquiring Fund's ability to achieve its investment objective depends on the performance of stocks of companies located in emerging markets, many of which may not be in Asia. Similarly, the Latin America Fund's ability to achieve its investment objective depends on the performance of stocks of companies located in Latin America, as well as government, corporate and other issuers to meet their continuing obligations for the payment of principal and interest on certain debt obligations. In contrast, the Acquiring Fund's ability to achieve its investment objective depends on the performance of stocks of companies located in emerging markets, many of which may not be in Latin America, and the Acquiring Fund is subject to an investment restriction that prohibits more than 35% of the assets of the Acquiring

Fund from being invested in debt securities. See "Comparison of Investment Objectives and Policies." Such risks are more fully discussed under the captions "An Overview of the Funds," "Investment Techniques and Policies" and "Investment Risks" in the Prospectus of the Acquired Fund and the Acquiring Fund enclosed with this Prospectus/Joint Proxy Statement.

     Each of the Funds is subject to market risk--the possibility that stock and bond prices will decline over short, or even extended, periods--to a greater degree than domestic investments, as a result of a variety of factors that can affect stock and bond prices. For example, there may be less information publicly available about foreign companies, and less government regulation and supervision of foreign stock exchanges, securities dealers and publicly traded companies than is available about comparable U.S. entities. Accounting, auditing and financial reporting standards, practices and requirements are not uniform and may be less rigorous than U.S. standards. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Trading settlement practices in some markets may be slower or less frequent than in the U.S., which could affect liquidity of a fund's portfolio. Trading practices abroad may offer less protection for investors. In some foreign countries, any or all of expropriation, nationalization and confiscation are risks to which companies may be subject. A foreign government's limits on the repatriation of distributions and profits and on the removal of securities, property or other assets from that country may affect a fund's liquidity and the value of its assets. Political or social instability, including war or other armed conflict, or diplomatic developments also could affect the Funds.

     The risks of investing in foreign securities are intensified if the investments are in emerging or developing markets. In general, these markets may offer special investment opportunities because their securities markets, industries and capital structure are growing rapidly, but investments in these countries involve special risks not present in the U.S. or in mature foreign markets, such as Germany or the United Kingdom. Settlement of securities trades may be subject to extended delays, so that securities purchased or the proceeds of sales of securities may not be received on a timely basis. Emerging economies generally have smaller, less developed trading markets and exchanges, which may affect liquidity, so that a Fund may not be able to dispose of those securities quickly and at a reasonable price. These markets may also experience greater volatility, which can materially affect the value of the Acquiring Fund's portfolio and, therefore, its net asset value. Emerging market countries may have relatively unstable governments. In such environments the risk of nationalization of business or of prohibitions on repatriation of assets is greater than in more stable, developed political and economic circumstances.
The economy of a developing market country may be predominantly based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have general or industry-specific restrictions on foreign ownership that may limit or eliminate the Fund's opportunities to acquire desirable securities.

                        REASONS FOR THE REORGANIZATION

     In reaching the decision to recommend that the shareholders of the Acquired Funds vote to approve the Reorganization, the Board of Directors, including the Directors who are not interested persons of the Company, concluded that the Reorganization would be in the best interests of the respective Acquired Funds and that the interests of existing shareholders of the Acquiring Funds will not be diluted as a consequence of the combination. The Directors considered a number of factors, including the smaller size and higher expenses of the Acquired Funds before fee waivers and reimbursements compared to the Acquiring Fund and the efficiencies resulting from combining the operations of two funds into a separate third fund with the same investment manager and subadviser, the same multiple class structure, the same distribution fees and similar investment objectives and policies.

     As reflected in the capitalization table in "Information About the Reorganization--Capitalization" set forth below, each Acquired Fund is small. As a result, its expenses are relatively high and have been heavily subsidized by the Investment Manager or the Subadviser since inception; see "Table of Expenses of Acquiring Fund (individually and on a pro forma basis) and Acquired Funds" set forth in the "Summary" above. The Investment Manager reserves the right to discontinue at any time its voluntary subsidization of expenses of each Acquired Fund; consequently, either or both Acquired Funds' expenses could increase in the future. On the other hand, the Acquiring Fund has substantially more assets and a lower actual expense ratio. By combining the assets of either or both Acquired Funds with the Acquiring Fund, each Acquired Fund may, over time, benefit from certain economies of scale. In particular, greater portfolio diversification and more efficient portfolio management could result from a larger asset base. Greater diversification is expected to be beneficial to shareholders because it may reduce the negative effect which the adverse performance of any one portfolio security may have on the performance of the portfolio as a whole. Because each Fund has the same investment adviser, subadviser, custodian, transfer agent and distributor, combining either or both Acquired Funds with the Acquiring Fund could, over time, produce administrative economies of scale, resulting in net benefits to the Acquired Funds' shareholders.

     These benefits substantially offset the loss to the shareholders of the Asia and Latin America Funds of having a fund more devoted to investments in companies located in each respective region, as compared to the Acquiring Fund which focuses more on securities of companies located in emerging markets.

     THE BOARD OF DIRECTORS OF THE COMPANY BELIEVES THAT THE PROPOSED REORGANIZATION IS IN THE BEST INTERESTS OF THE SHAREHOLDERS OF EACH ACQUIRED FUND AND RECOMMENDS THAT SHAREHOLDERS OF EACH ACQUIRED FUND VOTE FOR THE REORGANIZATION.

                     INFORMATION ABOUT THE REORGANIZATION

     At a meeting held on August 14, 1998, the Board of Directors of the Company approved the Plan of Reorganization substantially in the form set forth as Exhibit A to this Prospectus/Joint Proxy Statement.
   ---------

     Plan of Reorganization.  The Plan of Reorganization provides that, at the
     ----------------------
Closing, the Acquiring Fund will acquire all of the assets of either or both of the Acquired Funds (subject to the assumption by the Acquiring Fund of all of the liabilities of the respective Acquired Fund reflected on an unaudited statement of assets and liabilities) in exchange for Acquiring Fund Shares. The aggregate net asset value of full and fractional Acquiring Fund Shares to be issued to shareholders of the Asia Fund and Latin America Fund will equal the value of the aggregate net assets of each respective Fund as of the close of business on the Valuation Date. The number of Class A Retail shares to be issued to each Acquired Fund will be determined by dividing (a) the aggregate net assets in Class A Retail shares of that Acquired Fund by (b) the net asset value per Class A Retail share of the Acquiring Fund, each computed as of the close of business on the Valuation Date. Portfolio securities of the Funds will be valued in accordance with the valuation practices of the Acquiring Fund which are described under the caption "Management of the Funds--How the Funds Value Their Shares" of the Acquiring Fund Prospectus and which are identical to those of the Acquired Funds.

     The Acquiring Fund will assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of each Acquired Fund prepared as of the close of business on the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund will assume only those liabilities of each Acquired Fund reflected in that unaudited statement of assets and liabilities and will not assume any other liabilities. Such statement of assets and liabilities will reflect all liabilities known to the such Acquired Fund as of the date thereof. At or prior to the Closing, each Acquired Fund shall declare a dividend or dividends which, together with all prior such dividends, shall have the effect of distributing to the Acquired Fund's shareholders all of the Acquired Fund's investment company income for all taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the Closing.

     At or as soon as practicable after the Closing, each Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the close of business on the Valuation Date the full and fractional Acquiring Fund Shares received by the Acquired Fund. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of the Acquiring Fund in the name of each such shareholder of such Acquired Fund, representing the respective pro rata number of full and fractional Acquiring Fund Shares due such shareholder. All of the Acquiring Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of the Acquiring Fund at the price in effect as described in the

Acquiring Fund's current Prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Acquired Fund's transfer agent. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the Acquired Fund will be deemed for all purposes to evidence ownership of the number of Acquiring Fund Shares issuable with respect thereto pursuant to the Reorganization. After the Closing, certificates originally representing Class A Retail shares of each Acquired Fund will be rendered null and void and nonnegotiable; upon special request and surrender of such certificates to the Transfer Agent, holders of these nonnegotiable certificates shall be entitled to receive certificates representing the number of Acquiring Fund Shares issuable with respect thereto.

     Notwithstanding approval by shareholders of either or both Acquired Fund, the Plan of Reorganization may be terminated at any time prior to the consummation of the Reorganization with respect to either Acquired Fund without liability on the part of any the Company or its Directors, officers or shareholders, by the Company if circumstances should develop that, in the opinion of the Company, make proceeding with the Reorganization with respect to either or both Acquired Funds inadvisable. The Plan of Reorganization may be amended, waived or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Company; provided, however, that following the Meeting, no such amendment, waiver or supplement may have the effect of changing the provision for determining the number of Acquiring Fund Shares to be issued to the shareholders of each Acquired Fund to the detriment of such shareholders without their further approval. The expenses incurred in connection with entering into and carrying out the provisions of the Plan of Reorganization, whether or not the Reorganization is consummated, will be paid for by the Investment Manager.

     Description of Acquiring Fund Shares.  Full and fractional shares of the
     ------------------------------------
Acquiring Fund will be issued to the Acquired Fund shareholders in accordance with the procedures under the Plan of Reorganization as described above. Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Board of Directors of the Company may grant in its discretion.

     Federal Income Tax Consequences.  Counsel to the Funds, Goodwin, Procter &
     -------------------------------
Hoar LLP, will opine that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes: (i) the transfer of all the assets of each Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all stated liabilities of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquiring Fund and the Acquired Fund each will be a "party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) no gain or loss will be recognized by such Acquired Fund or the Acquiring Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for Acquiring Fund Shares; (iii) no gain or loss will be recognized by shareholders of either Acquired Fund upon the exchange of the Acquired Fund shares for Acquiring Fund Shares; (iv) the basis of Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the basis of the Acquired Fund shares exchanged therefor; (v) the basis of the Acquired Fund assets in the hands of the Acquiring Fund will be the same as the basis of such assets in the hands of such Acquired Fund immediately prior to the Reorganization. The receipt of such an opinion upon the Closing is a condition to the consummation of the Reorganization. If the transfer of the assets of either Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of such liabilities of such Acquired Fund do not constitute a tax-free reorganization, each shareholder of such Acquired Fund will recognize gain or loss equal to the difference between the value of Acquiring Fund Shares such shareholder acquires and the tax basis of such shareholder's Acquired Fund shares.

     Shareholders of the Acquired Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. The foregoing discussion only relates to the federal income tax consequences of the Reorganization, and shareholders of the Acquired Funds should also consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

     Capitalization.  The following table sets forth the capitalization of each
     --------------
Fund as of June 30, 1998, and on a pro forma basis as of that date giving effect to each and both proposed acquisitions of assets at net asset value. The pro forma data reflects an exchange ratio of 0.452 for Class A Retail shares of the Acquiring Fund issued for each Class A Retail share of the Asia Fund and an exchange ratio of 0.753 for Class A Retail shares of the Acquiring Fund issued for each Class A Retail share of the Latin America Fund.


                                                                                         Combined             Combined
                                                    Combined Asia and     Latin       Latin America      Asia, Latin America
                             Acquiring     Asia      Acquiring Funds     America   and Acquiring Funds   and Acquiring Funds
                               Fund        Fund    After Reorganization    Fund    After Reorganization  After Reorganization
                             ----------  --------  --------------------  --------  --------------------  --------------------

Net assets (in 000s).......  $   19,414  $    949        $   20,363      $  2,980        $   22,394            $   23,343

Net asset value per share
   Class A Retail..........  $     9.76  $   4.41        $     9.76      $   7.35        $     9.76            $     9.76

Shares outstanding
   Class A Retail..........   1,989,192   215,341         2,086,415       405,647         2,294,488             2,391,749

______________

     The table set forth above should not be relied on to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

     The following table sets forth the number of outstanding shares of common stock of each Fund as of June 30, 1998, and the approximate percentages of the outstanding shares of each Fund that were beneficially owned by the Investment Manager.


               Name of Fund                 Total Shares Outstanding
------------------------------------------  ------------------------
Asia Fund Class A Retail Shares...........          215,341

Latin America Fund Class A Retail Shares..          405,647

Acquiring Fund Class A Retail Shares......        1,989,192

     In addition, as of such date, the Directors and officers of the Company as a group owned less than one percent of the outstanding shares of each Fund. The Investment Manager and its affiliates have indicated to the Company that with respect to their shares of the Acquired Funds they intend to vote for and against the proposal in the same relative proportion as do the other shareholders of the Acquired Funds who cast votes at the Meeting.

     The following persons or entities either beneficially, as of June 30, 1998, owned or were the shareholder of record of more than 5% of the outstanding shares of the Acquired Funds:


       Name of Fund        Percent of Shares Owned  Name and Address of Holder
-------------------------  -----------------------  ----------------------------
Govett Asia Fund                    6.35%           James G. Lindell
                                                    9257 Wedgewood Drive
                                                    Woodbury, MN 55125

Govett Latin America Fund          18.77%           Charles Schwab & Co. Inc.*
                                                    Special Custody Acc't
                                                    Exclu Bene Cust
                                                    Attention Mutual Funds
                                                    101 Montgomery St.
                                                    San Francisco, CA 94104-4122

----------------
* The investment adviser believes this account holder does not beneficially own any of the shares in this account.

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     Information about the investment objectives and policies of the Funds is summarized below. More complete information regarding the same is set forth in the Prospectus of the Funds dated April 17, 1998, as supplemented June 4, 1998, which is incorporated by reference herein (a copy is enclosed), and in the Statement of Additional Information which has been filed with the Securities and Exchange Commission in connection with the Reorganization. Shareholders should consult the Prospectus and the Statement of Additional Information for a more detailed comparison.

     Investment Objectives. The investment objective of the Asia Fund is to seek
     ---------------------
long-term capital appreciation by investing primarily in equity securities of companies located in Asia. Under normal market conditions, Asia Fund invests primarily in common stocks, preferred stocks and warrants to acquire such stocks of issuers located in any country in Asia, provided that the fund invests in at least three issuers located in different countries. Asia Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities and in non-convertible debt securities.

     The investment objective of the Latin America Fund is to seek long-term capital appreciation by investing primarily in equity and debt securities of issuers located in Latin America. Under normal market conditions, Latin America Fund invests primarily in common stocks, preferred stocks, warrants to acquire such stocks and debt securities (such as, government or sovereign or corporate bonds, notes and debentures) of issuers located in any country in Latin America. Latin America Fund must invest (a) invests in at least three issuers located in different countries and (b) no more than 40% of its total assets in issuers located in any one country, except Brazil and Mexico, in which the fund may invest up to 60% of total assets in either country. Latin America Fund may invest up to 35% of its total assets in equity securities and debt securities of issuers located in the U.S.

     The investment objective of the Acquiring Fund is to seek long-term capital appreciation by investing primarily in equity securities of issuers located in emerging markets. Under normal market conditions, the Acquiring Fund invests primarily in common stocks, preferred stocks and warrants to acquire such stocks of issuers located in emerging or developing markets, provided that the fund invests in at least three issuers located in different countries. The Acquiring Fund may invest up to 35% of its total assets in other equity securities, in debt obligations convertible into equity securities and in non-convertible debt securities.

     The principal difference in the investment objectives of the Funds is that under normal market conditions, the Asia Fund focuses its investments in companies located in Asia and the Latin America Fund focuses its investments in companies located in Latin America, while the Acquiring Fund focuses more on securities of companies located in emerging markets, which may not include those countries covered by the Asia Fund or the Latin America Fund. Also, the Latin America Fund may invest a greater proportion of its assets in debt securities,whereas the Acquiring Fund primarily invests in equity securities and may only invest up to 35% of its total assets in debt securities.

     Investment Restrictions.  The investment restrictions of the Funds are
     -----------------------
substantially similar. Set forth below is a summary of each fund's investment restrictions. The summary is qualified in its entirety by reference to and is made subject to the complete text of the investment restrictions of each fund, which are set forth in the Statement of Additional Information of the funds. Certain of the investment restrictions of each Fund are deemed fundamental, which means that they may not be changed without the approval of a majority of such fund's outstanding voting securities (as defined in the 1940 Act). Investment restrictions which are not deemed fundamental may be changed by a the Directors without shareholder approval.

     The following are the fundamental investment limitations of each Fund. No Fund may:

     1. Borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary or emergency purposes, up to 33-1/3% of its total assets and pledge up to 33-1/3% of its total assets in connection therewith. Any borrowings that come to exceed 33-1/3 % of the value of the Fund's total assets at any time will be reduced within three (exclusive of Sundays and legal holidays) to the extent necessary to comply with the 33-1/3% limitation. No Fund may purchase securities when borrowings exceed 5% of its assets. Borrowings for purposes of this restriction include reverse repurchase agreements.

     2. Purchase any securities on "margin," or underwrite securities, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Funds may make margin deposits in connection with futures contracts and options.

     3. Make loans if, as a result, more than 33-1/3 % of a Fund's total assets would be lent to other parties except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objectives, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. Portfolio securities may be loaned only if continuously collateralized at least 100% by "marking-to-market" daily.

     4. Invest 25% or more of its total assets in the securities of issuers in a single industry (excluding securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

     5. Purchase from, or sell any portfolio securities to, a Fund's officers or Directors, or any firm of which any such officer or Director is a member, as principal, except that a Fund may deal with such persons or firms as securities dealers and pay a customary brokerage commission; or retain securities of any issuer, if to the knowledge of a Fund, one or more of its officers, Directors or investment managers own beneficially more than one-half of 1% of the securities of such issuer and all such persons together own beneficially more than 5% of such securities.

     6. Purchase the securities of any issuer if, as a result thereof, more than 5% of the value of total assets of any Fund would be invested in the securities of companies which, including predecessors, have a record of less than three years' continuous operations.

     7. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, any such Fund, or the Company as a whole, would own more than 10% of the outstanding voting securities of such issuer.

     8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any otherwise permitted borrowings, mortgages or pledges, or (b) entering into option contracts, forward contracts or repurchase transactions.

     9. With respect to 75% of its total assets, invest in securities of any one issuer if immediately after, and as a result of such investment, more than 5% of the total assets of the Fund, taken at market value, would be invested in the securities of such issuer, provided that the Latin America is not restricted in this regard. This restriction does not apply to investments in U.S. government or agency securities.

     10. Make investments for the purpose of exercising control, or underwrite the securities of other issuers, except insofar as a Fund may be technically deemed an underwriter in connection with the disposition of its portfolio securities.

     11. Purchase interests in oil, gas or other mineral exploration or development programs, including mineral leases, although the Funds may invest in common stocks of companies which invest in or sponsor such programs.

     12. Purchase or sell real estate or real estate limited partnerships or securities issued by companies that invest in real estate or interests therein.

     13. Purchase commodities or commodity contracts (including futures contracts), except that the Funds may purchase securities of issuers which invest or deal in commodities or commodity contracts, and except that the Funds may enter into futures and options contracts only for hedging purposes.

     In order to change any restriction which is a fundamental policy, approval must be obtained from the respective Fund's shareholders; this would require the affirmative vote of the lesser of (i) 67% or more of the respective Fund's outstanding voting securities that are represented at the meeting if more than 50% of the outstanding voting securities of the respective Fund are represented, or (ii) more than 50% of the respective Fund's outstanding voting securities.

     The following investment limitations are not fundamental, and may be changed without prior shareholder approval (they, too, apply to each Fund).

     The Funds do not currently intend to:

     1. Engage in any reverse repurchase agreements if, as a result, more than 5% of a Fund's net assets would be subject to reverse repurchase agreements.

     2. Purchase or otherwise acquire any security or enter into a repurchase agreement with respect to any security if, as a result, more than 5% of a Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of interest and principal within seven days, or in securities that are illiquid by virtue of legal or contractual restrictions on resale or for which there is no readily available market.

     3. Purchase securities of another investment company, except as permitted by the 1940 Act and other applicable laws.

     4. Lend assets, other than portfolio securities, to other parties, except by purchasing debt securities and engaging in repurchase agreements. Portfolio securities may be loaned only if continuously collateralized at least 100% by "marking-to-market" daily. The Funds, however, do not currently intend to lend their portfolio securities during the current fiscal year.

     5. Make short sales of securities or maintain a short position, unless at all times when a short position is open the respective Fund owns an equal amount of such securities or securities convertible or exchangeable into, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short ("short sales against the box"), and unless not more than 5% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time.

     6. Purchase a security if, as a result thereof, more than 5% of a Fund's net assets would be invested in warrants or more than 2% of such Fund's net assets will be invested in warrants which are not listed on the American or New York Stock Exchange.

     7. Invest more than 5% of its net assets in securities restricted as to resale or in illiquid securities.

     Investment Techniques.  In addition, each Fund follows the following
     ---------------------
investment techniques.

     Depository Receipts. The Funds may invest in sponsored and unsponsored American Depository Receipts ("ADPs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and similar global instruments to the extent that they may invest in the underlying securities.

     Investment in Debt Securities and Commercial Paper. With respect to each of the Asia Fund and the Acquiring Fund, at least 75% of Fund's total assets invested in non-convertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A category by Standard & Poor's Corporation or Moody's Investors Services, Inc., or if unrated, determined to be of comparable quality by the Investment Manager. The Funds' commercial paper investments also must, at the time of purchase, be rated at least Prime-2 by Moody's or A-2 by Standard & Poor's, or if unrated, determined to be of comparable quality by the Investment Manager.

     Temporary Strategies. To retain flexibility to respond promptly to adverse changes in market and economic conditions, the Investment Manager, in its discretion, may use temporary defensive strategies.

     Hedging Strategies. Each Fund may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with its investments, although there can be no assurance that such efforts will succeed. It is currently intended that no Fund will place more than 5% of its net assets at risk in any one hedging transactions or securities.

     Repurchase Agreements.  Each Fund may enter into repurchase agreements.

     Investment in Other Investment Companies. Each Fund may invest in such companies to the extent permitted under the 1940 Act. The Funds may not invest in any investment companies managed by the Investment Manager or any of its affiliates.

     Restricted Securities. The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons.

     In addition, each of the Asia Fund and the Acquiring Fund is a "diversified company," as that term is defined in the 1940 Act. As a diversified company, each Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in the securities of any one issuer (excluding the U.S. Government and its agencies) or more than 10% of the outstanding voting securities of any one issuer. The Latin America Fund is not a diversified company.


             COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

     Class A Retail shares of each Fund are not subject to an initial sales charge.

     The Funds have adopted the Class A Distribution and Service Plan Pursuant to Rule 12b-1 (the "Distribution Plan") in accordance with regulations promulgated under the 1940 Act. Fund shares generally are purchased through mutual fund "supermarkets" and wrap programs, which provide certain shareholder support and administrative services. The distribution fees are used primarily to offset the expenses of the mutual fund supermarkets and wrap programs in providing those services. Under the provisions of the Distribution Plan, the Fund makes payments to the Distributor based on an annual rate of 0.35% of the average daily value of the net assets of each Class A Retail shares. No service fee is charged for Class A Retail shares.


                COMPARATIVE INFORMATION ON SHAREHOLDER SERVICES

     The Funds offer the same shareholder services, including the dividend and distribution reinvestment privileges, a systematic withdrawal plan, a dividend allocation plan, telephone purchases, telephone exchanges, telephone redemptions and an automatic investment program. Because each Fund currently offers the same shareholder services, after the closing of the proposed Reorganization the same services will continue to be available to the shareholders of the Acquired Funds.


                                  FISCAL YEAR

     Each Fund operates on a fiscal year ending December 31.

                 COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     Each Fund is a series of the Company, a Maryland corporation governed by its Articles of Incorporation and By-laws. Each share of any Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund. As such, each share is entitled to dividends and distributions out of the income (after expenses) belonging to that Fund as declared by the Board of Directors. Moreover, certain matters will involve separate votes of one or more series of a Company, while others will require a vote of the Company's shareholders as a whole. The foregoing is only a summary of certain of the provisions of the Company's Articles of Incorporation and By-laws. Shareholders should refer directly to the provisions of the Articles of Incorporation and By-laws for their full text.


                                  MANAGEMENT

     The business affairs of the Company are managed by its Board of Directors. The investment manager for each of the Funds is AIB Govett, Inc. (the "Investment Manager") and the investment subadviser of each of the Funds is AIB Govett Asset Management Limited (the "Investment Subadviser"). The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Funds, subject to the authority of the Board of Directors. The Investment Subadviser is charged with the responsibility of managing the investment portfolios of each of the Funds, subject to the authority of the Investment Manager and the Board of Directors. As of September 30, 1998, the Investment Manager had assets of approximately $15 billion under management and the Investment Subadviser has assets of approximately $___ billion under management. The Investment Manager and the Investment Subadviser are indirect subsidiaries of Allied Irish Banks plc.

     The Investment Manager and the Investment Subadviser are part of a broad network of affiliated offices worldwide, with principal offices in London, Dublin, San Francisco and Singapore, which are supported in turn by a global network of affiliated investment and research offices in Baltimore, Budapest, Mexico City, Rio de Janiero, Poznan (Poland), Kuala Lumpur, Seoul and Taipei. Each Fund's portfolio is managed by a team under the supervision of the Investment Subadviser's Managing Director of Investments. Each team follows investment policies and strategies determined by the Investment Subadviser's Global Investment Policy Committee, consisting of the chief investment officers of the principal offices, and an investment process based on interaction among regional specialist desks.

     For each of the Funds, FPS Broker Services, Inc. serves as distributor, FPS Services, Inc. serves as transfer agent and dividend paying agent, The Chase Manhattan Bank serves as custodian, Chase Global Funds Services Company provides administration and accounting services and PricewaterhouseCoopers LLP is the independent auditor.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

     Information about the Funds is included in their current Class A Retail Shares Prospectus dated April 17, 1998, as supplemented June 4, 1998, a copy of which is included herewith and incorporated by reference herein. Additional information about the Funds is included in the Funds' Statement of Additional Information dated April 17, 1998, as supplemented June 4, 1998. It is accompanied by the Annual Report of the Company for the year ended December 31, 1997 and the semi-annual report of the Company for the period ended June 30, 1998. This Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference herein. Copies of this Statement may be obtained without charge by writing to The Govett Funds, Inc., 250 Montgomery Street, Suite 1200, San Francisco, California 94104, or by calling (800) 731-1755.

     The Company is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files proxy material, reports and other information with the Securities and Exchange Commission. These reports can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, as well as at the following regional offices: New York Regional Office, 75 Park Place, Room 1228, New York, NY 10007; and Chicago Regional Office, Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, NW, Washington DC 20549 at prescribed rates.


                              VOTING INFORMATION

     Any shareholder who has given a proxy has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person or by submitting a written notice of revocation or a later-dated proxy to the Company at the address of the Company set forth on the cover page of this Prospectus/Joint Proxy Statement prior to the date of the Meeting. Shareholders of record of the Acquired Funds at the close of business on October 5,1998 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournments thereof. This Prospectus/Joint Proxy Statement, proxies and accompanying Notice of Meeting were first sent or given to shareholders of the Funds on or about October 16, 1998.

     As of the Record Date, there were approximately _____ issued and outstanding Class A Retail shares of the Asia Fund and approximately _____ issued and outstanding Class A Retail shares of the Latin America Fund. Each share of each such Fund is entitled to one vote, with a proportionate vote for each fractional share, and may only be voted on this matter as it relates to such Fund.

     If the enclosed proxy (or proxies in the event the shareholder holds shares of both Acquired Funds) is properly executed and returned in time to be voted at the Meeting, the shares represented thereby will be voted in accordance with the instructions on the proxy. Unless instructions to the contrary are marked thereon, the proxy will be voted for the proposal described herein and, in the discretion of the persons named herein as proxies, to take such further action as they may determine appropriate in connection with any other matter which may properly come before the Meeting or any adjournments thereof. The Board of Directors does not currently know of any matter to be considered at the Meeting other than the proposal to approve the Plan of Reorganization.

     The affirmative vote of the holders of a majority of the outstanding shares of an Acquired Fund (within the meaning of the 1940 Act), voting together as a single series, is required to approve the Plan of Reorganization on behalf of such Fund. Under the 1940 Act, the vote of a majority of the outstanding shares means the vote of the lesser of (a) 67% or more of the shares of a Fund, voting together as a single class, present at the Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares of a Fund, voting together as a single class. Approval of the Plan of Reorganization by the shareholders of an Acquired Fund is a condition of the consummation of the Reorganization with respect to such Fund. If the Reorganization is not approved by the shareholders of such Fund, the Directors of the Company will continue the management of the such Fund and the Acquiring Fund, respectively, and may consider other alternatives in the best interests of each Fund's shareholders.

     The holders of a majority of the shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy constitute a quorum for the Meeting with respect to such Fund; however, as noted above, the affirmative vote of a majority of the shares of such Fund, voting together as a single series is required to approve the Reorganization.
In the event a quorum is not present at the Meeting or in the event a quorum is present at the Meeting but sufficient votes to approve the Plan of Reorganization are not received, the persons named as proxies may propose one or more adjournments without further notice to shareholders of the Meeting to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders.

     For purposes of determining the presence of a quorum for transacting business at the Meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the Meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist each Acquired Fund in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposals to be acted upon at the Meeting.

     Expenses of the Reorganization will be borne by the Investment Manager. Such expenses include costs of preparing, printing and mailing the enclosed proxy, accompanying notice and Prospectus/Joint Proxy Statement and all other costs in connection with solicitation of proxies, including any additional solicitation by letter, telephone or telegraph. In addition to solicitation of proxies by mail, officers of the Company and officers and regular employees of the Investment Manager, affiliates of the Investment Manager, or other representatives of the Company may also solicit proxies by telephone or telegram or in person. A proxy solicitation firm may also be retained to assist in any special, personal solicitation of proxies. The costs of retaining such a firm will be borne by the Investment Manager.

    THE DIRECTORS OF THE COMPANY, INCLUDING THE INDEPENDENT DIRECTORS OF THE COMPANY, RECOMMEND APPROVAL BY EACH ACQUIRED FUND'S SHAREHOLDERS OF THE PLAN OF
                                REORGANIZATION.


                                    EXPERTS

     The financial statements of the Funds included in the Statement of Additional Information have been incorporated herein by reference in reliance on the reports of PricewaterhouseCoopers LLP, independent certified public accountants, given on the authority of that firm as experts in accounting and auditing. Certain legal matters with respect to the issuance of the shares of the Company will be passed upon by Goodwin, Procter & Hoar LLP, Boston, Massachusetts. In rendering such legal opinion, Goodwin, Procter & Hoar LLP may rely on an opinion of Maryland counsel.


                                 OTHER MATTERS

     The Board of Directors does not intend to present any other business at the Meeting, nor are they aware that any shareholder intends to do so. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying proxy will vote thereon in accordance with their judgment.


                       NO ANNUAL MEETING OF SHAREHOLDERS

     There will be no annual or further special meetings of shareholders of the Acquired Funds unless required by applicable law or called by the Directors of the Company in their discretion.

     Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Company, 250 Montgomery Street, Suite 1200, San Francisco, California 94104. Shareholder proposals should be received in a reasonable time before the solicitation is made.

     WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE FILL IN, DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS NECESSARY IF IT IS MAILED IN THE UNITED STATES.

                                   EXHIBIT A


                            PLAN OF REORGANIZATION


     PLAN OF REORGANIZATION dated as of _________, 1998 by The Govett Funds, Inc., a Maryland corporation (the "Company"), on behalf of Govett Asia Fund (the "Asia Fund"), Govett Latin America Fund (the "Latin America Fund," and together with the Asia Fund, the "Acquired Funds"), and Govett Emerging Markets Fund (the "Acquiring Fund," and together with the Acquired Funds, the "Funds"), each a series of the Company.

                             W I T N E S S E T H:
                             - - - - - - - - - -

     WHEREAS, the Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, this Plan is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended, such reorganization to consist of (a) the transfer of all of the assets of the Asia Fund in exchange solely for Class A Retail shares of common stock, $.00001 par value per share, of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of certain liabilities of the Asia Fund and the distribution, after the Closing hereinafter referred to, of Acquiring Fund Shares to the shareholders of the Asia Fund in liquidation of the Asia Fund, all upon the terms and conditions hereinafter set forth in this Plan and (b) the transfer of all of the assets of the Latin America Fund in exchange solely for Class A Retail shares of common stock, $.00001 par value per share, of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of certain liabilities of the Latin America Fund and the distribution, after the Closing hereinafter referred to, of Acquiring Fund Shares to the shareholders of the Latin America Fund in liquidation of the Latin America Fund, all upon the terms and conditions hereinafter set forth in this Plan (collectively, the "Reorganization"); and

     WHEREAS, the Directors of the Company, including a majority of the Directors who are not interested persons, have determined that participating in the transactions contemplated by this Plan is in the best interests of each of the Funds.

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1.   Transfer of Assets.  Subject to the terms and conditions set forth
          ------------------
herein, at the closing provided for in Section 3 (the "Closing"), the Company on behalf of each Acquired Fund shall transfer all of the assets of such Acquired Fund, and assign all Assumed Liabilities (as hereinafter defined) to the Acquiring Fund, and the Company on behalf of the Acquiring

Fund shall acquire all such assets, and shall assume all such Assumed Liabilities, upon delivery to the Company on behalf of such Acquired Fund of Acquiring Fund Shares having a net asset value equal to the value of the net assets of the Acquired Fund transferred (the "New Shares"). "Assumed Liabilities" shall mean all liabilities, including all expenses, costs, charges and reserves, reflected in an unaudited statement of assets and liabilities of the Acquired Fund as of the close of business on the Valuation Date (as hereinafter defined), determined in accordance with generally accepted accounting principles consistently applied from the prior audited period. The net asset value of the New Shares and the value of the net assets of the Acquired Fund to be transferred shall be determined as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the Closing (the "Valuation Date") using the valuation procedures set forth in the then current prospectus and statement of additional information of the Acquiring Fund. All Assumed Liabilities of the Acquired Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

     2.   Liquidation of the Acquired Fund.  At or as soon as practicable after
          --------------------------------
the Closing, each Acquired Fund will be liquidated and the New Shares that have been delivered to the Company on behalf of such Acquired Fund will be distributed to the shareholders of the Acquired Fund, each shareholder to receive New Shares of the corresponding class equal to the pro rata portion of shares of beneficial interest of the Acquired Fund held by such shareholder as of the close of business on the Valuation Date. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of the Acquired Fund and representing the respective pro rata number of New Shares due such shareholder. As soon as practicable after the Closing, the Company shall take all steps necessary to effect a complete liquidation and dissolution of the Acquired Fund. As of the Closing, each outstanding certificate which, prior to the Closing, represented shares of the Acquired Fund will be deemed for all purposes to evidence ownership of the number of Acquiring Fund Shares issuable with respect thereto pursuant to the Reorganization. After the Closing, certificates originally representing Class A Retail shares of the Acquired Fund will be rendered nonnegotiable; upon special request and surrender of such certificates to FPS Services, Inc. as transfer agent, holders of these nonnegotiable certificates shall be entitled to receive certificates representing the number of Acquiring Fund Shares issuable with respect thereto.

     3.   Conditions Precedent.  The obligations of the Company on behalf of
          --------------------
each Acquired Fund and the Acquiring Fund to effectuate the plan of reorganization and liquidation hereunder with respect to such Acquired Fund shall be subject to the satisfaction of the following conditions:

          (a) At or immediately prior to the Closing, the Company shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of such Acquired Fund all of such Fund's investment company taxable income for taxable years ending at or prior to the Closing (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending at or prior to the Closing (after reduction for any capital loss carry-forward);

          (b) A registration statement of the Company on behalf of the Acquiring Fund on Form N-14 under the Securities Act of 1933, as amended (the "Securities Act"), registering the New Shares under the Securities Act, and such amendment or amendments thereto as are determined by the Board of Directors of the Company to be necessary and appropriate to effect such registration of the New Shares (the "Registration Statement"), shall have been filed with the Securities and Exchange Commission (the "Commission") and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of such Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

          (c) The New Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

          (d) The Company on behalf of the Acquiring Fund and such Acquired Fund shall have received an opinion from Goodwin, Procter & Hoar LLP regarding certain tax matters in connection with the Reorganization;

          (e) The Company on behalf of the Acquiring Fund shall have received a limited review report, in accordance with established accounting standards for such reports, of PricewaterhouseCoopers LLP, auditors for the Company, as to the unaudited statement of assets and liabilities described in Section 1 of this Plan; and

          (f) A vote approving this plan of reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding Class A Retail shares of common stock of such Acquired Fund, voting together as a single class, entitled to vote at the special meeting of shareholders of the Acquired Fund duly called for such purpose;

Notwithstanding the foregoing, nothing in this Plan shall obligate the Company to effectuate the plan of reorganization and liquidation with respect to one Acquired Fund even if all of the conditions of this Section 3 have been satisfied with respect to the other Acquired Fund, and nothing in this Plan shall prevent the Company from effectuating the plan of reorganization and liquidation with respect to one Acquired Fund even if all of the conditions of this Section 3 have not been satisfied with respect to the other Acquired Fund.

     4.   Closing.  With respect to each Acquired Fund, the Closing shall be
          -------
held at the offices of Goodwin, Procter & Hoar LLP, Exchange Place, 53 State Street, Boston,

Massachusetts 02109, and shall occur (a) immediately prior to the opening of business on the first Monday following receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of such Acquired Fund at which this Plan is considered or (b) such later time as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously unless otherwise provided. At, or as soon as may be practicable following, the Closing, the Acquiring Fund shall distribute the New Shares to the Acquired Fund Record Holders (as herein defined) by instructing the Acquiring Fund to register the appropriate number of New Shares in the names of the Acquired Fund's shareholders, and the Acquiring Fund agrees promptly to comply with said instruction. The shareholders of record of the Acquired Fund as of the close of business on the Valuation Date shall be certified by the Company's transfer agent (the "Acquired Fund Record Holders").

     5.   Expenses.  The expenses incurred in connection with the transactions
          --------
contemplated by this Plan, whether or not the transactions contemplated hereby are consummated, will be borne by AIB Govett, Inc.

     6.   Termination.  This Plan and the transactions contemplated hereby may
          -----------
be terminated and abandoned with respect to either or both Acquired Funds by resolution of the Board of Directors of the Company at any time prior to the Closing if circumstances should develop that, in the opinion of the Board of Directors, in its sole discretion, make proceeding with this Plan inadvisable. In the event of any such termination, there shall be no liability for damages on the part of either Acquired Fund or the Acquiring Fund, or the Company's Directors or officers, to any other person.

     7.   Amendments.  This Plan may be amended, waived or supplemented in such
          ----------
manner as may be mutually agreed upon in writing by the authorized officers of the Company acting on behalf of each Fund; provided, however, that following the meeting of Acquired Funds' shareholders called by the Company pursuant to
Section 3(f) of this Plan, no such amendment, waiver or supplement may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Funds' shareholders under this Plan to the detriment of such shareholders without their further approval.

     8.   Governing Law.  This Plan shall be governed and construed in
          -------------
accordance with the laws of the State of Maryland, except as to matters of conflicts of laws.

     9.   Further Assurances.  The Company shall take such further action, prior
          ------------------
to, at, and after the Closing, as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

                      STATEMENT OF ADDITIONAL INFORMATION

                           ACQUISITION OF ASSETS OF
                               GOVETT ASIA FUND
                           GOVETT LATIN AMERICA FUND
                               EACH A SERIES OF
                            THE GOVETT FUNDS, INC.
                       250 MONTGOMERY STREET, SUITE 1200
                        SAN FRANCISCO, CALIFORNIA 94104
                                (800) 731-1755

                BY AND IN EXCHANGE FOR CLASS A RETAIL SHARES OF
                      GOVETT EMERGING MARKETS EQUITY FUND
                                  A SERIES OF
                            THE GOVETT FUNDS, INC.
                       250 MONTGOMERY STREET, SUITE 1200
                        SAN FRANCISCO, CALIFORNIA 94104
                                (800) 731-1755

     This Statement of Additional Information, relating specifically to the proposed transfer of the assets of each of Govett Asia Fund and Govett Latin America Fund, each a series of The Govett Funds, Inc. (the "Company"), in exchange for Class A Retail Shares of common stock, $.00001 par value per share, and the assumption of certain liability by, Govett Emerging Markets Equity Fund, a series of the Company, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

1. Statement of Additional Information of the Company dated April 17, 1998, as supplemented June 4, 1998;

2.   Annual Report of the Company for the year ended December 31, 1997;

3.   Semi-Annual Report of the Company for the period ended June 30, 1998; and

4.   Pro forma financials for Govett Emerging Markets Equity Fund.

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with, the Prospectus/Joint Proxy Statement dated __________, 1998. A copy of the Prospectus/Joint Proxy Statement may be obtained without charge by calling or writing the Company at the telephone number or address set forth above.

     The date of this Statement of Additional Information is _______________, 1998.

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


               SHARES                                SECURITY DESCRIPTION                                VALUE
-------------------------------------------  ----------------------------------------  -------------------------------------------

  GOVETT                GOVETT                                                           GOVETT                GOVETT
 EMERGING                LATIN    PRO FORMA                                             EMERGING                LATIN    PRO FORMA
  MARKETS      GOVETT   AMERICA   COMBINED                                               MARKETS      GOVETT   AMERICA   COMBINED
EQUITY FUND  ASIA FUND   FUND     PORTFOLIO                                            EQUITY FUND  ASIA FUND   FUND     PORTFOLIO
-------------------------------------------                                            --------------------------------------------


COMMON STOCKS - 92.6%
ARGENTINA - 5.2%
    21,700          -      7,300     29,000  Banco Frances del Rio de la Plata         $   163,858  $      - $   55,123 $   218,981
        -           -      3,800      3,800  Importadora y Exportadora Patagonia                 -         -     57,274      57,274
     8,800          -      2,160     10,960  Telefonica de Argentina ADR                   285,450         -     70,065     355,515
    11,800          -      3,700     15,500  YPF ADR                                       354,737         -    111,231     465,968
                                                                                       -----------  -------- ---------- -----------
                                                                                           804,045         -    293,693   1,097,738
                                                                                       -----------  -------- ---------- -----------
AUSTRALIA - 0.7%

         -      3,000          -      3,000  AMP                                                 -    35,154          -      35,154
         -     23,800          -     23,800  Goodman Fielder                                     -    34,677          -      34,677
         -      2,800          -      2,800  Howard Smith                                        -    16,492          -      16,492
         -     24,900          -     24,900  Pasminco                                            -    18,989          -      18,989
         -     11,900          -     11,900  Woolworths Holdings                                 -    38,734          -      38,734
                                                                                       -----------  -------- ---------- -----------
                                                                                                 -   144,046          -     144,046
                                                                                       -----------  -------- ---------- -----------
BRAZIL - 11.3%
     9,440          -      3,900     13,340  Cemig ADR                                     292,192         -    120,722     412,914
 9,756,000          -  4,079,000 13,835,000  Electrobras                                   286,805         -    119,914     406,719
17,755,000          -  5,169,000 22,924,000  Gerasul*                                       24,256         -      7,062      31,318
         -          -     27,000     27,000  Guararapes                                          -         -     77,039      77,039
         -          -      3,350      3,350  Pao de Accucar GDR                                  -         -     75,794      75,794
         -          -     65,000     65,000  Riograndense de Telecommunication                   -         -     70,870      70,870
 1,000,000          -          -  1,000,000  Saneamento Basico De SP                       120,185         -          -     120,185
         -          -    480,000    480,000  Telebras                                            -         -     38,183      38,183
     6,040          -      1,740      7,780  Telebras ADR                                  659,492         -    189,986     849,478
     7,100          -      2,690      9,790  Unibanco GDR                                  209,450         -     79,355     288,805
                                                                                       -----------  -------- ---------- -----------
                                                                                         1,592,380         -    778,925   2,371,305
                                                                                       -----------  -------- ---------- -----------
 CHILE - 0.6%
         -          -      2,750      2,750  Empresa Nacional Electricidad ADR                   -         -     39,187      39,187
         -          -        900        900  Quimica Minera ADR                                  -         -     30,150      30,150
         -          -      2,870      2,870  Telecomunicacoes de Chile ADR                       -         -     58,297      58,297
                                                                                       -----------  -------- ---------- -----------
                                                                                                 -         -    127,634     127,634
                                                                                       -----------  -------- ---------- -----------
CHINA - 1.4%
   569,000          -          -    569,000  Qingling Motors                               157,892         -          -     157,892
     9,760          -          -      9,760  Zhejiang Southeast Electric Power GDR*        135,664         -          -     135,664
                                                                                       -----------  -------- ---------- -----------
                                                                                           293,556         -          -     293,556
                                                                                       -----------  -------- ---------- -----------
CROATIA - 0.6%
     7,450          -          -      7,450  Pliva GDR                                     121,063         -          -     121,063
                                                                                       -----------  -------- ---------- -----------
CZECH REPUBLIC - 2.3%
    17,350          -          -     17,350  Komercni Banka                                219,478         -          -     219,478
    19,714          -          -     19,714  SPT Telekom*                                  272,890         -          -     272,890
                                                                                       -----------  -------- ---------- -----------
                                                                                           492,368         -          -     492,368
                                                                                       -----------  -------- ---------- -----------
EGYPT - 3.4%
     3,500          -          -      3,500  Al-Ahram Beverages GDR                        111,300         -          -     111,300
    14,100          -          -     14,100  Commercial International Bank GDR             152,985         -          -     152,985
     3,000          -          -      3,000  Madinet NASR                                  143,569         -          -     143,569
    22,000          -          -     22,000  Paint & Chemical Industries GDR               206,250         -          -     206,250
     6,025          -          -      6,025  Tourah Portland Cement                        103,765         -          -     103,765
                                                                                       -----------  -------- ---------- -----------
                                                                                           717,869         -          -     717,869
                                                                                       -----------  -------- ---------- -----------
GREECE - 6.7%
     2,500          -          -      2,500  Alpha Credit Bank                             202,884         -          -     202,884
    16,400          -          -     16,400  Hellenic Petroleum*                           134,090         -          -     134,090
    18,443          -          -     18,443  Hellenic Telecommunication Organization       473,307         -          -     473,307
     3,140          -          -      3,140  National Bank of Greece                       402,819         -          -     402,819
     3,100          -          -      3,100  Titan Cement                                  203,025         -          -     203,025
                                                                                       -----------  -------- ---------- -----------
                                                                                         1,416,125         -          -   1,416,125
                                                                                       -----------  -------- ---------- -----------
HONG KONG - 1.7%
         -     52,000          -     52,000  China Resources Beijing Land                        -    16,779          -      16,779
   126,000     16,000          -    142,000  China Telecom                                  218,727   27,775          -     246,502
         -      2,200          -      2,200  Hong Kong & Shanghai Bank Holdings                  -    53,807          -      53,807
         -      6,000          -      6,000  Hutchinson Whampoa                                  -    31,673          -      31,673
                                                                                       -----------  -------- ---------- -----------
                                                                                           218,727   130,034          -     348,761
                                                                                       -----------  -------- ---------- -----------

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


               SHARES                                SECURITY DESCRIPTION                                VALUE
-------------------------------------------  ----------------------------------------  -------------------------------------------

  GOVETT                GOVETT                                                           GOVETT                GOVETT
 EMERGING                LATIN    PRO FORMA                                             EMERGING                LATIN    PRO FORMA
  MARKETS      GOVETT   AMERICA   COMBINED                                               MARKETS      GOVETT   AMERICA   COMBINED
EQUITY FUND  ASIA FUND   FUND     PORTFOLIO                                            EQUITY FUND  ASIA FUND   FUND     PORTFOLIO
-------------------------------------------                                            --------------------------------------------


HUNGARY - 3.9%
     2,540          -          -      2,540  Gedeon Richter GDR*                       $   203,200  $      - $        - $   203,200
     8,400          -          -      8,400  Matav ADR                                     247,275         -          -     247,275
     6,496          -          -      6,496  MOL Magyar Olaj-es Gazipari GDR               175,392         -          -     175,392
     4,050          -          -      4,050  OTP Bank GDR                                  196,628         -          -     196,628
                                                                                       -----------  -------- ---------- -----------
                                                                                           822,495         -          -     822,495
                                                                                       -----------  -------- ---------- -----------
INDIA - 5.3%
       883          -          -        883  Hindalco Industries                            13,901         -          -      13,901
     7,900          -          -      7,900  Hindustan Lever                               281,251         -          -     281,251
    15,200          -          -     15,200  ITC                                           233,736         -          -     233,736
     4,598          -          -      4,598  Larsen & Toubro                                24,866         -          -      24,866
    17,200          -          -     17,200  Mahanager Telephone Nigam GDR*                180,170         -          -     180,170
     8,700          -          -      8,700  Ranbaxy Laboratories                          112,341         -          -     112,341
    54,700          -          -     54,700  Reliance Industries                           184,870         -          -     184,870
    19,000          -          -     19,000  State Bank of India                            94,104         -          -      94,104
                                                                                       -----------  -------- ---------- -----------
                                                                                         1,125,239         -          -   1,125,239
                                                                                       -----------  -------- ---------- -----------
ISRAEL - 5.5%
   303,000          -          -    303,000  Bank Leumi Le-Israel*                         604,431         -          -     604,431
     5,200          -          -      5,200  ECI Telecom                                   196,950         -          -     196,950
     1,600          -          -      1,600  Koor Industries                               184,875         -          -     184,875
     5,150          -          -      5,150  Teva Pharmaceutical Industries ADR            181,216         -          -     181,216
                                                                                       -----------  -------- ---------- -----------
                                                                                         1,167,472         -          -   1,167,472
                                                                                       -----------  -------- ---------- -----------
JAPAN - 1.7%
         -        800          -        800  Aderans                                             -    17,544          -      17,544
         -      3,000          -      3,000  Alpine Electronics*                                 -    31,164          -      31,164
         -      1,000          -      1,000  Fuji Photo Film                                     -    34,843          -      34,843
         -      2,000          -      2,000  Fujitsu                                             -    21,065          -      21,065
         -      1,000          -      1,000  Ito-Yokado                                          -    47,107          -      47,107
         -      1,000          -      1,000  Kikkoman                                            -     5,266          -       5,266
         -      3,000          -      3,000  Kirin Brewery                                       -    28,351          -      28,351
         -      1,000          -      1,000  Mitsui Fudosan                                      -     7,907          -       7,907
         -        400          -        400  Nintendo                                            -    37,080          -      37,080
         -          3          -          3  Nippon Telegraph & Telephone                        -    24,888          -      24,888
         -          1          -          1  NTT Data Communications Systems                     -    36,142          -      36,142
         -        100          -        100  Shohkoh Fund                                        -    24,600          -      24,600
         -        400          -        400  Sony                                                -    34,483          -      34,483
                                                                                       -----------  -------- ---------- -----------
                                                                                                 -   350,440          -     350,440
                                                                                       -----------  -------- ---------- -----------
MEXICO - 18.2%
         -          -     18,800     18,800  Apasco                                              -         -     98,700      98,700
    27,500          -          -     27,500  Cemex ADR                                     242,374         -        -       242,374
   156,250          -     52,800    209,050  Cifra C                                       216,896         -     73,293     290,189
         -          -     92,000     92,000  Controladora Comercial Mexicana                     -         -     75,929      75,929
    11,120          -      1,980     13,100  Femsa                                         346,321         -     61,665     407,986
    46,700          -     15,000     61,700  Grupo Financiero Banamex*                      90,902         -     29,197     120,099
    33,700          -     14,500     48,200  Grupo Financiero Bancomer GDR                 248,706         -    106,820     355,526
         -          -     81,500     81,500  Grupo Financiero Banorte*                           -         -     88,113      88,113
         -          -     17,000     17,000  Grupo Industrial Saltillo                           -         -     56,727      56,727
     5,100          -          -      5,100  Grupo Televisa GDR*                           191,887         -        -       191,887
    46,000          -          -     46,000  Kimberly-Clark de Mexico                      162,449         -        -       162,449
    71,000          -          -     71,000  Organizacion Soriana                          203,748         -        -       203,748
         -          -      3,400      3,400  Panamerican Beverages                               -         -    106,888     106,888
   326,000          -          -    326,000  Telefonos de Mexico                           770,536         -        -       770,536
         -          -      5,730      5,730  Telefonos de Mexico ADR                             -         -    275,398     275,398
    23,150          -      7,850     31,000  Tubo de Acero de Mexico ADR                   296,609         -    100,578     397,187
                                                                                       -----------  -------- ---------- -----------
                                                                                         2,770,428         -  1,073,308   3,843,736
                                                                                       -----------  -------- ---------- -----------
PHILIPPINES - 0.1%
         -      2,736          -      2,736  Far East Bank & Trust (partly paid)                 -     2,296          -       2,296
         -      4,100          -      4,100  Metropolitan Bank & Trust                           -    24,089          -      24,089
                                                                                       -----------  -------- ---------- -----------
                                                                                                 -    26,385          -      26,385
                                                                                       -----------  -------- ---------- -----------
POLAND - 1.1%
     7,000          -          -      7,000  Bank Handlowy W Warszawie*                    135,653         -          -     135,653
     3,900          -          -      3,900  Bank Rozwoju Eksportu                         105,693         -          -     105,693
                                                                                       -----------  -------- ---------- -----------
                                                                                           241,346         -          -     241,346
                                                                                       -----------  -------- ---------- -----------

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


               SHARES                                SECURITY DESCRIPTION                                VALUE
-------------------------------------------  ----------------------------------------  -------------------------------------------

  GOVETT                GOVETT                                                           GOVETT                GOVETT
 EMERGING                LATIN    PRO FORMA                                             EMERGING                LATIN    PRO FORMA
  MARKETS      GOVETT   AMERICA   COMBINED                                               MARKETS      GOVETT   AMERICA   COMBINED
EQUITY FUND  ASIA FUND   FUND     PORTFOLIO                                            EQUITY FUND  ASIA FUND   FUND     PORTFOLIO
-------------------------------------------                                            --------------------------------------------


RUSSIA - 0.3%
    18,877          -          -     18,877  Trade House GUM ADR*                      $    56,631  $      - $        - $    56,631
                                                                                       -----------  -------- ---------- -----------
SINGAPORE - 0.3%
         -      5,300          -      5,300  Development Bank of Singapore                       -    29,331          -      29,331
         -      4,000          -      4,000  Singapore Press Holdings                            -    26,754          -      26,754
                                                                                       -----------  -------- ---------- -----------
                                                                                                 -    56,085          -      56,085
                                                                                       -----------  -------- ---------- -----------
SOUTH AFRICA - 7.9%
    52,000          -          -     52,000  ABSA Group                                    325,041         -          -     325,041
    14,000          -          -     14,000  Liberty Life                                  273,413         -          -     273,413
    28,000          -          -     28,000  Rembrandt Group                               175,022         -          -     175,022
    11,500          -          -     11,500  Reunert                                        13,017         -          -      13,017
    19,000          -          -     19,000  Sasol                                         110,259         -          -     110,259
    60,000          -          -     60,000  Smith (C.G.)                                  165,224         -          -     165,224
    16,500          -          -     16,500  South African Breweries                       340,077         -          -     340,077
    14,000          -          -     14,000  Tiger Oats                                    123,461         -          -     123,461
   109,000          -          -    109,000  Wooltru                                       139,950         -          -     139,950
                                                                                       -----------  -------- ---------- -----------
                                                                                         1,665,464         -          -   1,665,464
                                                                                       -----------  -------- ---------- -----------
TAIWAN - 2.6%
    35,200      1,600          -     36,800  Compal Electronics*                            94,760     4,307          -      99,067
   104,000          -          -    104,000  CTCI*                                         189,171         -          -     189,171
    17,400          -          -     17,400  Delta Electronic Industrial                    58,235         -          -      58,235
    84,720      3,080          -     87,800  Nien Hsing Textile*                           197,250     7,171          -     204,421
                                                                                       -----------  -------- ---------- -----------
                                                                                           539,416    11,478          -     550,894
                                                                                       -----------  -------- ---------- -----------
THAILAND - 2.6%
    12,100      5,100          -     17,200  Advanced Info Service                          51,611    21,753          -      73,364
     5,900          -          -      5,900  BEC World                                      22,510         -          -      22,510
    96,500          -          -     96,500  Electricity Generating*                       129,070         -          -     129,070
    24,600          -          -     24,600  PTT Exploration and Production*               186,540         -          -     186,540
   145,400     18,400          -    163,800  Thai Farmers Bank                             128,345    16,242          -     144,587
                                                                                       -----------  -------- ---------- -----------
                                                                                           518,076    37,995          -     556,071
                                                                                       -----------  -------- ---------- -----------
TURKEY - 7.8%
   930,000          -          -    930,000  Alcatel Teletas Komunikasyon                  122,231         -          -     122,231
 1,500,000          -          -  1,500,000  Eregli Demir*                                 233,759         -          -     233,759
 6,100,000          -          -  6,100,000  Sabanci Holding                               377,957         -          -     377,957
11,037,500          -          - 11,037,500  Turkiye Is Bankasi                            445,562         -          -     445,562
17,823,000          -          - 17,823,000  Yapi ve Kredi Bankasi                         455,112         -          -     455,112
                                                                                       -----------  -------- ---------- -----------
                                                                                         1,634,621         -          -   1,634,621
                                                                                       -----------  -------- ---------- -----------
VENEZUELA - 1.4%
     7,270          -      4,270     11,540  CANTV ADR                                     181,750         -    106,750     288,500
                                                                                       -----------  -------- ---------- -----------

                                             TOTAL COMMON STOCKS
                                             (Cost $18,361,152, $871,133 and
                                             $2,893,060, respectively, for a
                                             total of $22,125,345)                      16,379,071   756,463  2,380,310  19,515,844
                                                                                       -----------  -------- ---------- -----------

PREFERRED STOCKS - 7.4%
BRAZIL - 7.4%
   121,200          -     84,700    205,900  Banco Itau                                     69,164         -     48,335     117,499
25,000,000          -  8,800,000 33,800,000  Copel                                         233,453         -     82,176     315,629
 2,647,000          -    960,000  3,607,000  Petrobras                                     492,071         -    178,462     670,533
 1,650,000          -    380,000  2,030,000  Telesp Celular                                136,959         -     31,542     168,501
   836,000          -    380,000  1,216,000  Telesp                                        196,613         -     89,369     285,982
                                                                                       -----------  -------- ---------- -----------
                                                                                         1,128,260         -    429,884   1,558,144
                                                                                       -----------  -------- ---------- -----------

MALAYSIA - 0.0%
         -     20,000          -     20,000  Multi-Purpose Holdings, expire 1/13/02              -     1,301          -       1,301
                                                                                       -----------  -------- ---------- -----------

                                             TOTAL PREFERRED STOCKS
                                             (Cost $1,326,718, $8,005 and $470,859,
                                             respectively, for a total of $1,805,582)    1,128,260     1,301    429,884   1,559,445
                                                                                       -----------  -------- ---------- -----------

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


               SHARES                                SECURITY DESCRIPTION                                VALUE
-------------------------------------------  ----------------------------------------  -------------------------------------------

  GOVETT                GOVETT                                                           GOVETT                GOVETT
 EMERGING                LATIN    PRO FORMA                                             EMERGING                LATIN    PRO FORMA
  MARKETS      GOVETT   AMERICA   COMBINED                                               MARKETS      GOVETT   AMERICA   COMBINED
EQUITY FUND  ASIA FUND   FUND     PORTFOLIO                                            EQUITY FUND  ASIA FUND   FUND     PORTFOLIO
-------------------------------------------                                            --------------------------------------------


WARRANTS AND RIGHTS* - 0.0%
BRAZIL - 0.0%
    39,292          -     17,859     57,151  Telesp Rights, expire 7/2/98              $       662  $      - $      301 $       963
                                                                                       -----------  -------- ---------- -----------
GREECE - 0.0%
     2,500          -          -      2,500  Alpha Credit Bank Rights, expire 7/24/98        4,263         -          -       4,263
                                                                                       -----------  -------- ---------- -----------
HONG KONG - 0.0%
         -     18,400          -     18,400  Oriental Press Group Warrants,
                                             expire 10/2/98                                      -        24          -          24
                                                                                       -----------  -------- ---------- -----------
JAPAN - 0.0%
         -         20          -         20  Optec Dai-Ichi Denko Warrants,
                                             expire 2/8/00                                       -     1,020          -       1,020
                                                                                       -----------  -------- ---------- -----------
MALAYSIA - 0.0%
         -        971          -        971  Rashid Hussain Berhad Warrants,
                                             expire 3/25/02                                      -       162          -         162
                                                                                       -----------  -------- ---------- -----------
PHILIPPINES - 0.0%
         -     16,200          -     16,200  Belle Corporation Warrants,
                                             expire 10/6/00                                      -        22          -          22
                                                                                       -----------  -------- ---------- -----------

                                             TOTAL WARRANTS AND RIGHTS
                                             (Cost $0, $18,027 and $0, respectively,
                                             for a total of $18,027)                         4,925     1,228        301       6,454
                                                                                       -----------  -------- ---------- -----------

                                             TOTAL INVESTMENTS - 100%
                                             (Cost $19,687,870, $897,165
                                             and $3,363,919, respectively,
                                             for a total of $23,948,954)               $17,512,256  $758,992 $2,810,495 $21,081,743
                                                                                       ===========  ======== ========== ===========

 *   Non-income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)




                                                                          GOVETT
                                                                         EMERGING                    GOVETT LATIN
                                                                          MARKETS      GOVETT ASIA      AMERICA         PRO FORMA
                                                                       EQUITY FUND        FUND           FUND           COMBINED
                                                                       -----------     -----------    -----------     -------------
ASSETS:
Investments, at value - (see accompanying Schedule of Investments)     $ 17,612,256     $  758,992   $  2,810,495      $ 21,081,743
Cash                                                                        362,109         73,178         79,709           514,996
Foreign currency, at value                                                1,057,767         81,761          1,424         1,140,952
Receivable from:
   Securities sold                                                          443,063         81,027        158,372           682,462
   Fund shares sold                                                          52,892            100              -            52,992
   Dividends and interest                                                   130,603          2,531         32,907           166,041
   Reimbursement from investment manager                                     20,947         47,196         27,663            95,806
Other assets                                                                  3,087          3,087          3,116             9,290
                                                                       ------------     ----------    -----------      ------------
Total assets                                                             19,582,724      1,047,672      3,113,686        23,744,282
                                                                       ------------     ----------    -----------      ------------

LIABILITIES:
Payable for:
   Securities purchased                                                           -         42,177         32,249            74,426
   Fund shares repurchased                                                    2,931              -         24,240            27,171
   Deferred foreign country taxes                                            12,683            149              -            12,832
Accrued expenses and other liabilities                                      152,968         56,276         77,139           288,383
                                                                       ------------     ----------    -----------      ------------
Total liabilities                                                           168,582         98,602        133,628           400,812
                                                                       ------------     ----------    -----------      ------------

Net assets                                                             $ 19,414,142     $  949,270   $  2,980,058      $ 23,343,470

NET ASSETS CONSIST OF:
Paid-in-capital                                                        $ 30,595,391     $4,012,073   $  4,722,333      $ 39,329,797
Undistributed net investment income (loss)                                  (57,500)       (24,209)        31,317           (50,392)

Accumulated net realized loss on investments and foreign currency
transactions                                                             (8,873,688)    (2,902,250)    (1,221,687)      (12,997,625)

Net unrealized depreciation on investments, forward currency contracts and net other assets (net of accrued foreign country tax unrealized
appreciation)                                                            (2,250,061)      (136,344)      (551,905)       (2,936,310)

                                                                       ------------     ----------    ------------     ------------
Net assets                                                             $ 19,414,142     $  949,270   $  2,980,058       $23,343,470
                                                                       ------------     ----------   ------------      ------------
Shares outstanding                                                        1,989,192        215,341        405,647         2,391,749
                                                                       ------------     ----------   ------------      ------------
Net Asset Value and redemption price per Class A share (a)             $       9.76     $     4.41   $       7.35      $       9.76
                                                                       ------------     ----------   ------------      ------------

Cost of investments                                                    $ 19,687,870     $  897,165   $  3,363,919      $ 23,948,954
Cost of foreign currency                                               $  1,115,564     $   81,091   $      1,482      $  1,198,137



See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)



                                                    GOVETT                         GOVETT
                                                   EMERGING                        LATIN
                                                   MARKETS       GOVETT ASIA       AMERICA                           PRO FORMA
                                                 EQUITY FUND        FUND            FUND          ADJUSTMENTS        COMBINED
                                                -------------   -------------    -------------   -------------     -------------
Investment income:
Interest*                                        $     9,594     $    1,454       $     1,816                       $    12,864
Dividends*                                           358,595          9,760            81,909                           450,264
                                                -------------   -------------    -------------                     -------------
Total investment income                              368,189         11,214            83,725                           463,128
                                                -------------   -------------    -------------                     -------------
Expenses:
Management fee                                       134,118          6,450            20,875                           161,443
Custody and administration fees                      151,635         34,388            25,085                           211,108
12b-1 fee Class A                                     50,689          2,425             7,899                            61,013
Professional fees                                     21,972         21,973            21,972       (15,298)(c)          50,619
Transfer agency fee                                   86,911         10,006            12,456                           109,373
Registration and filing fees                          11,679          8,260             8,321       (15,088)(c)          13,172
Directors' fees and expenses                          11,450         11,713            11,132                            34,295
Amortization of organization costs                         -          3,137             2,908        (6,045)(c)               -
Other                                                 23,423          7,196             8,171          (647)(c)          38,143
                                                -------------   -------------    -------------   -------------     -------------
Total expenses                                       491,877        105,548           118,819       (37,078)            679,166
                                                -------------   -------------    -------------   -------------     -------------
Less:  Expenses reimbursable and fees
  waived by the Manager                             (157,759)       (89,454)          (66,708)       37,078(b)         (276,843)
                                                -------------   -------------    -------------   -------------     -------------
Net operating expenses                               334,118         16,094            52,111                           402,323
                                                -------------   -------------    -------------                     -------------
Interest and other non-operating expenses              7,238             24               297                             7,559
                                                -------------   -------------    -------------                     -------------
Net investment income (loss)                          26,833         (4,904)           31,317                            53,246
                                                -------------   -------------    -------------                     -------------
Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions                           (2,711,049)      (575,932)         (208,372)                       (3,495,353)
Foreign currency transactions                        (71,943)        (1,597)           (2,573)                          (76,113)
                                                -------------   -------------    -------------                     -------------
Net realized loss                                 (2,782,992)      (577,529)         (210,945)                       (3,571,466)
                                                -------------   -------------    -------------                     -------------
Net unrealized appreciation (depreciation) on:
Investments                                       (2,260,479)       238,387          (862,654)                       (2,884,746)
Foreign currency transactions                        (56,638)        (3,989)             (777)                          (61,404)
                                                -------------   -------------    -------------                     -------------
Net unrealized appreciation (depreciation)
 during the period                                (2,317,117)       234,398          (863,431)                       (2,946,150)
                                                -------------   -------------    -------------                     -------------
Net realized and unrealized loss                  (5,100,109)      (343,131)       (1,074,376)                       (6,517,616)
                                                -------------   -------------    -------------                     -------------
Net decrease in net assets resulting
 from operations                                 $(5,073,276)    $ (348,035)      $(1,043,059)                      $(6,464,370)
                                                =============   =============    =============                     =============


*Net of foreign taxes withheld of                $       604     $      691       $       136                       $     1,431

    See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                   YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)



                                                    GOVETT                          GOVETT
                                                   EMERGING                         LATIN
                                                   MARKETS       GOVETT ASIA       AMERICA                           PRO FORMA
                                                 EQUITY FUND        FUND             FUND         ADJUSTMENTS        COMBINED
                                                -------------   -------------    -------------   -------------     -------------
Investment income:
Interest*                                        $    36,269     $     3,287      $     7,107                       $    46,663
Dividends*                                         1,037,195          36,104          113,826                         1,187,125
                                                -------------   -------------    -------------                     -------------
Total investment income                            1,073,464          39,391          120,933                         1,233,788
                                                -------------   -------------    -------------                     -------------
Expenses:
Management fee                                       532,713          26,499           53,584                           612,796
Custody and administration fees                      307,981          81,964           48,552                           438,497
12b-1 fee Class A                                    266,568          13,400           26,854                           306,822
Professional fees                                     59,241          54,726           53,235        (30,850)(c)        136,352
Transfer agency fee                                  229,546          26,105           24,997                           280,648
Registration and filing fees                          35,003          26,254           24,502        (47,225)(c)         38,534
Directors' fees and expenses                          27,642          27,625           28,625                            83,892
Amortization of organization costs                       226           6,315            5,913        (12,228)(c)            226
Other                                                 64,197          21,632           27,594         (2,468)(c)        110,955
                                                -------------   -------------    -------------   -------------     -------------
Total expenses                                     1,523,117         284,520          293,856        (92,771)         2,008,722
                                                -------------   -------------    -------------   -------------     -------------
Less:  Expenses reimbursable and fees waived
 by the Manager                                     (188,156)       (218,074)        (159,809)         92,771(b)        (473,268)
                                                -------------   -------------    -------------   -------------     -------------
Net operating expenses                             1,334,961          66,446          134,047                          1,535,454
                                                -------------   -------------    -------------                     -------------
Interest and other non-operating expenses             29,022           9,825              127                             38,974
                                                -------------   -------------    -------------                     -------------
Net investment loss                                 (290,519)        (36,880)         (13,241)                          (340,640)
                                                -------------   -------------    -------------                     -------------
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions                              (22,482)       (214,404)         838,886                            602,000
Foreign currency transactions                        284,343         (20,507)         (11,069)                           252,767
                                                -------------   -------------    -------------                     -------------
Net realized gain (loss)                             261,861        (234,911)         827,817                            854,767
                                                -------------   -------------    -------------                     -------------
Net unrealized appreciation (depreciation) on:
Investments                                       (2,488,114)       (492,034)         (60,327)                        (3,040,475)
Foreign currency transactions                         (2,064)          7,964            2,666                              8,566
                                                -------------   -------------    -------------                     -------------
Net unrealized depreciation during the period     (2,490,178)       (484,070)         (57,661)                        (3,031,909)
                                                -------------   -------------    -------------                     -------------
Net realized and unrealized gain (loss)           (2,228,317)       (718,981)         770,156                         (2,177,142)
                                                -------------   -------------    -------------                     -------------
Net increase (decrease) in net assets
 resulting from operations                       $(2,518,836)    $  (755,861)     $   756,915                       $(2,517,782)
                                                =============   =============    =============                     =============

*Net of foreign taxes withheld of                $    35,128     $     4,265      $         -                       $    39,393

   See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
             NOTES TO THE PRO FORMA COMBINING FINANCIAL STATEMENTS
                           JUNE 30, 1998 (UNAUDITED)

Pro Forma information is intended to provide shareholders of Govett Asia Fund and Govett Latin America Fund with information about the proposed reorganization by indicating how the reorganization might have affected the Statement of Assets and Liabilities and Statements of Operations of the Acquiring Fund had the reorganization been consummated as of June 30, 1998 and at the beginning of each of the periods for which the Statements of Operations are presented.

The pro forma combining statement of assets and liabilities as of June 30, 1998 and the pro forma combining statement of operations for the six months ended June 30, 1998, have been prepared to reflect the reorganization described below among Govett Emerging Markets Equity Fund, Govett Asia Fund and Govett Latin America Fund after giving effect to pro forma adjustments described in the notes below:

(a) The acquisition by Govett Emerging Markets Equity Fund of all of the assets of Govett Asia Fund and Govett Latin America Fund in exchange for shares of Govett Emerging Markets Equity Fund having a net asset value equal to the net asset value of all the outstanding shares of Govett Asia Fund and Govett Latin America Fund and the assumption by Govett Emerging Markets Equity Fund of stated liabilities of Govett Asia Fund and Govett Latin America Fund.

(b) Waiver of investment advisory fees was adjusted to reflect the advisor's commitment to voluntarily waive fees in excess of 2.50% for Govett Emerging Markets Equity Fund.

(c) Actual expenses incurred by the individual funds, for various expenses included on a pro forma basis, were reduced to reflect estimated savings arising from the reorganization.

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


                                                    SECURITY DESCRIPTION
-------------------------------------    ----------------------------------------------    ----------------------------------------

  GOVETT         GOVETT                                                                      GOVETT         GOVETT
 EMERGING         LATIN     PRO FORMA                                                       EMERGING         LATIN       PRO FORMA
  MARKETS        AMERICA    COMBINED                                                         MARKETS        AMERICA      COMBINED
EQUITY FUND       FUND      PORTFOLIO                                                      EQUITY FUND       FUND        PORTFOLIO
-------------------------------------                                                      ----------------------------------------

COMMON STOCKS - 92.3%
ARGENTINA - 5.4%
    21,700        7,300        29,000    Banco Frances del Rio de la Plata                 $   163,858    $   55,123    $   218,981
         -        3,800         3,800    Importadora y Exportadora Patagonia                         -        57,274         57,274
     8,800        2,160        10,960    Telefonica de Argentina ADR                           285,450        70,065        355,515
    11,800        3,700        15,500    YPF ADR                                               354,737       111,231        465,968
                                                                                           -----------    ----------    -----------
                                                                                               804,045       293,693      1,097,738
                                                                                           -----------    ----------    -----------
BRAZIL - 11.7%
     9,440        3,900        13,340    Cemig ADR                                             292,192       120,722        412,914
 9,756,000    4,079,000    13,835,000    Electrobras                                           286,805       119,914        406,719
17,755,000    5,169,000    22,924,000    Gerasul*                                               24,256         7,062         31,318
         -       27,000        27,000    Guararapes                                                  -        77,039         77,039
         -        3,350         3,350    Pao de Accucar GDR                                          -        75,794         75,794
         -       65,000        65,000    Riograndense de Telecommunication                           -        70,870         70,870
 1,000,000            -     1,000,000    Saneamento Basico De SP                               120,185             -        120,185
         -      480,000       480,000    Telebras                                                    -        38,183         38,183
     6,040        1,740         7,780    Telebras ADR                                          659,492       189,986        849,478
     7,100        2,690         9,790    Unibanco GDR                                          209,450        79,355        288,805
                                                                                           -----------    ----------    -----------
                                                                                             1,592,380       778,925      2,371,305
                                                                                           -----------    ----------    -----------
CHILE - 0.6%
         -        2,750         2,750    Empresa Nacional Electricidad ADR                           -        39,187         39,187
         -          900           900    Quimica Minera ADR                                          -        30,150         30,150
         -        2,870         2,870    Telecomunicacoes de Chile ADR                               -        58,297         58,297
                                                                                           -----------    ----------    -----------
                                                                                                     -       127,634        127,634
                                                                                           -----------    ----------    -----------
CHINA - 1.4%
   569,000            -       569,000    Qingling Motors                                       157,892             -        157,892
     9,760            -         9,760    Zhejiang Southeast Electric Power GDR*                135,664             -        135,664
                                                                                           -----------    ----------    -----------
                                                                                               293,556             -        293,556
                                                                                           -----------    ----------    -----------
CROATIA - 0.6%
     7,450            -         7,450    Pliva GDR                                             121,063             -        121,063
                                                                                           -----------    ----------    -----------
CZECH REPUBLIC - 2.4%
    17,350            -        17,350    Komercni Banka                                        219,478             -        219,478
    19,714            -        19,714    SPT Telekom*                                          272,890             -        272,890
                                                                                           -----------    ----------    -----------
                                                                                               492,368             -        492,368
                                                                                           -----------    ----------    -----------
EGYPT - 3.5%
     3,500            -         3,500    Al-Ahram Beverages GDR                                111,300             -        111,300
    14,100            -        14,100    Commercial International Bank GDR                     152,985             -        152,985
     3,000            -         3,000    Madinet NASR                                          143,569             -        143,569
    22,000            -        22,000    Paint & Chemical Industries GDR                       206,250             -        206,250
     6,025            -         6,025    Tourah Portland Cement                                103,765             -        103,765
                                                                                           -----------    ----------    -----------
                                                                                               717,869             -        717,869
                                                                                           -----------    ----------    -----------
GREECE - 7.0%
     2,500            -         2,500    Alpha Credit Bank                                     202,884             -        202,884
    16,400            -        16,400    Hellenic Petroleum*                                   134,090             -        134,090
    18,443            -        18,443    Hellenic Telecommunication Organization               473,307             -        473,307
     3,140            -         3,140    National Bank of Greece                               402,819             -        402,819
     3,100            -         3,100    Titan Cement                                          203,025             -        203,025
                                                                                           -----------    ----------    -----------
                                                                                             1,416,125             -      1,416,125
                                                                                           -----------    ----------    -----------
HONG KONG - 1.1%
   126,000            -       126,000    China Telecom                                         218,727             -        218,727
                                                                                           -----------    ----------    -----------
HUNGARY - 4.1%
     2,540            -         2,540    Gedeon Richter GDR*                                   203,200             -        203,200
     8,400            -         8,400    Matav ADR                                             247,275             -        247,275
     6,496            -         6,496    MOL Magyar Olaj-es Gazipari GDR                       175,392             -        175,392
     4,050            -         4,050    OTP Bank GDR                                          196,628             -        196,628
                                                                                           -----------    ----------    -----------
                                                                                               822,495             -        822,495
                                                                                           -----------    ----------    -----------

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


                                                    SECURITY DESCRIPTION
-------------------------------------    ----------------------------------------------    ----------------------------------------

  GOVETT         GOVETT                                                                      GOVETT         GOVETT
 EMERGING         LATIN     PRO FORMA                                                       EMERGING         LATIN       PRO FORMA
  MARKETS        AMERICA    COMBINED                                                         MARKETS        AMERICA      COMBINED
EQUITY FUND       FUND      PORTFOLIO                                                      EQUITY FUND       FUND        PORTFOLIO
-------------------------------------                                                      ----------------------------------------

INDIA - 5.5%
       883            -           883    Hindalco Industries                               $    13,901    $        -    $    13,901
     7,900            -         7,900    Hindustan Lever                                       281,251             -        281,251
    15,200            -        15,200    ITC                                                   233,736             -        233,736
     4,598            -         4,598    Larsen & Toubro                                        24,866             -         24,866
    17,200            -        17,200    Mahanager Telephone Nigam GDR*                        180,170             -        180,170
     8,700            -         8,700    Ranbaxy Laboratories                                  112,341             -        112,341
    54,700            -        54,700    Reliance Industries                                   184,870             -        184,870
    19,000            -        19,000    State Bank of India                                    94,104             -         94,104
                                                                                           -----------    ----------    -----------
                                                                                             1,125,239             -      1,125,239
                                                                                           -----------    ----------    -----------
ISRAEL - 5.7%
   303,000            -       303,000    Bank Leumi Le-Israel*                                 604,431             -        604,431
     5,200            -         5,200    ECI Telecom                                           196,950             -        196,950
     1,600            -         1,600    Koor Industries                                       184,875             -        184,875
     5,150            -         5,150    Teva Pharmaceutical Industries ADR                    181,216             -        181,216
                                                                                           -----------    ----------    -----------
                                                                                             1,167,472             -      1,167,472
                                                                                           -----------    ----------    -----------
MEXICO - 18.9%
         -       18,800        18,800    Apasco                                                      -        98,700         98,700
    27,500            -        27,500    Cemex ADR                                             242,374             -        242,374
   156,250       52,800       209,050    Cifra C                                               216,896        73,293        290,189
         -       92,000        92,000    Controladora Comercial Mexicana                             -        75,929         75,929
    11,120        1,980        13,100    Femsa                                                 346,321        61,665        407,986
    46,700       15,000        61,700    Grupo Financiero Banamex*                              90,902        29,197        120,099
    33,700       14,500        48,200    Grupo Financiero Bancomer GDR                         248,706       106,820        355,526
         -       81,500        81,500    Grupo Financiero Banorte*                                   -        88,113         88,113
         -       17,000        17,000    Grupo Industrial Saltillo                                   -        56,727         56,727
     5,100            -         5,100    Grupo Televisa GDR*                                   191,887             -        191,887
    46,000            -        46,000    Kimberly-Clark de Mexico                              162,449             -        162,449
    71,000            -        71,000    Organizacion Soriana                                  203,748             -        203,748
         -        3,400         3,400    Panamerican Beverages                                       -       106,888        106,888
   326,000            -       326,000    Telefonos de Mexico                                   770,536             -        770,536
         -        5,730         5,730    Telefonos de Mexico ADR                                     -       275,398        275,398
    23,150        7,850        31,000    Tubo de Acero de Mexico ADR                           296,609       100,578        397,187
                                                                                           -----------    ----------    -----------
                                                                                             2,770,428     1,073,308      3,843,736
                                                                                           -----------    ----------    -----------
POLAND - 1.2%
     7,000            -         7,000    Bank Handlowy W Warszawie*                            135,653             -        135,653
     3,900            -         3,900    Bank Rozwoju Eksportu                                 105,693             -        105,693
                                                                                           -----------    ----------    -----------
                                                                                               241,346             -        241,346
                                                                                           -----------    ----------    -----------
RUSSIA - 0.3%
    18,877            -        18,877    Trade House GUM ADR*                                   56,631             -         56,631
                                                                                           -----------    ----------    -----------
SOUTH AFRICA - 8.2%
    52,000            -        52,000    ABSA Group                                            325,041             -        325,041
    14,000            -        14,000    Liberty Life                                          273,413             -        273,413
    28,000            -        28,000    Rembrandt Group                                       175,022             -        175,022
    11,500            -        11,500    Reunert                                                13,017             -         13,017
    19,000            -        19,000    Sasol                                                 110,259             -        110,259
    60,000            -        60,000    Smith (C.G.)                                          165,224             -        165,224
    16,500            -        16,500    South African Breweries                               340,077             -        340,077
    14,000            -        14,000    Tiger Oats                                            123,461             -        123,461
   109,000            -       109,000    Wooltru                                               139,950             -        139,950
                                                                                           -----------    ----------    -----------
                                                                                             1,665,464             -      1,665,464
                                                                                           -----------    ----------    -----------
TAIWAN - 2.7%
    35,200            -        35,200    Compal Electronics*                                    94,760             -         94,760
   104,000            -       104,000    CTCI*                                                 189,171             -        189,171
    17,400            -        17,400    Delta Electronic Industrial                            58,235             -         58,235
    84,720            -        84,720    Nien Hsing Textile*                                   197,250             -        197,250
                                                                                           -----------    ----------    -----------
                                                                                               539,416             -        539,416
                                                                                           -----------    ----------    -----------

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


                                                    SECURITY DESCRIPTION
-------------------------------------    ----------------------------------------------    ----------------------------------------

  GOVETT         GOVETT                                                                      GOVETT         GOVETT
 EMERGING         LATIN     PRO FORMA                                                       EMERGING         LATIN       PRO FORMA
  MARKETS        AMERICA    COMBINED                                                         MARKETS        AMERICA      COMBINED
EQUITY FUND       FUND      PORTFOLIO                                                      EQUITY FUND       FUND        PORTFOLIO
-------------------------------------                                                      ----------------------------------------

THAILAND - 2.6%
    12,100            -        12,100    Advanced Info Service                             $    51,611    $        -    $    51,611
     5,900            -         5,900    BEC World                                              22,510             -         22,510
    96,500            -        96,500    Electricity Generating*                               129,070             -        129,070
    24,600            -        24,600    PTT Exploration and Production*                       186,540             -        186,540
   145,400            -       145,400    Thai Farmers Bank                                     128,345             -        128,345
                                                                                           -----------    ----------    -----------
                                                                                               518,076             -        518,076
                                                                                           -----------    ----------    -----------
TURKEY - 8.0%
   930,000            -       930,000    Alcatel Teletas Komunikasyon                          122,231             -        122,231
 1,500,000            -     1,500,000    Eregli Demir*                                         233,759             -        233,759
 6,100,000            -     6,100,000    Sabanci Holding                                       377,957             -        377,957
11,037,500            -    11,037,500    Turkiye Is Bankasi                                    445,562             -        445,562
17,823,000            -    17,823,000    Yapi ve Kredi Bankasi                                 455,112             -        455,112
                                                                                           -----------    ----------    -----------
                                                                                             1,634,621             -      1,634,621
                                                                                           -----------    ----------    -----------
VENEZUELA - 1.4%
     7,270        4,270        11,540    CANTV ADR                                             181,750       106,750        288,500
                                                                                           -----------    ----------    -----------
                                         TOTAL COMMON STOCKS
                                         (Cost $18,361,152 and $2,893,060, respectively,
                                         for a total of $21,254,212)                        16,379,071     2,380,310     18,759,381
                                                                                           -----------    ----------    -----------

PREFERRED STOCKS - 7.7%
BRAZIL - 7.7%
   121,200       84,700       205,900    Banco Itau                                             69,164        48,335        117,499
25,000,000    8,800,000    33,800,000    Copel                                                 233,453        82,176        315,629
 2,647,000      960,000     3,607,000    Petrobras                                             492,071       178,462        670,533
 1,650,000      380,000     2,030,000    Telesp Celular*                                       136,959        31,542        168,501
   836,000      380,000     1,216,000    Telesp                                                196,613        89,369        285,982
                                                                                           -----------    ----------    -----------
                                                                                             1,128,260       429,884      1,558,144
                                                                                           -----------    ----------    -----------

                                         TOTAL PREFERRED STOCKS
                                         (Cost $1,326,718 and $470,859, respectively,
                                         for a total of $1,797,577)                          1,128,260       429,884      1,558,144
                                                                                           -----------    ----------    -----------

WARRANTS AND RIGHTS* - 0.0%
BRAZIL - 0.0%
    39,292       17,859        57,151    Telesp Rights, expire 7/2/98                              662           301            963
                                                                                           -----------    ----------    -----------
GREECE - 0.0%
     2,500            -         2,500    Alpha Credit Bank Rights, expire 7/24/98                4,263             -          4,263
                                                                                           -----------    ----------    -----------

                                         TOTAL WARRANTS AND RIGHTS
                                         (Cost $0 and $0, respectively, for a total
                                         of $0)                                                  4,925           301          5,226
                                                                                           -----------    ----------    -----------

                                         TOTAL INVESTMENTS - 100%
                                         (Cost $19,687,870 and $3,363,919, respectively,
                                         for a total of $23,061,789)                       $17,512,256    $2,810,495    $20,322,751
                                                                                           ===========    ==========    ===========


  *  Non-income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILIITES
                           JUNE 30, 1998 (UNAUDITED)


                                                                              GOVETT               GOVETT
                                                                             EMERGING               LATIN
                                                                              MARKETS              AMERICA            PRO FORMA
                                                                            EQUITY FUND              FUND              COMBINED
                                                                           --------------       -------------       --------------
ASSETS:
Investments, at value - (see accompanying Schedule of Investments)          $ 17,512,256         $ 2,810,495         $ 20,322,751
Cash                                                                             362,109              79,709              441,818
Foreign currency, at value                                                     1,057,767               1,424            1,059,191
Receivable from:
   Securities sold                                                               443,063             158,372              601,435
   Fund shares sold                                                               52,892                   -               52,892
   Dividends and interest                                                        130,603              32,907              163,510
   Reimbursement from investment manager                                          20,947              27,663               48,610
Other assets                                                                       3,087               3,116                6,203
                                                                           --------------       -------------       --------------
Total assets                                                                  19,582,724           3,113,686           22,696,410
                                                                           --------------       -------------       --------------
LIABILITIES:
Payable for:
   Securities purchased                                                                -              32,249               32,249
   Fund shares repurchased                                                         2,931              24,240               27,171
   Deferred foreign country taxes                                                 12,683                   -               12,683
Accrued expenses and other liabilities                                           152,968              77,139              230,107
                                                                           --------------       -------------       --------------
Total liabilities                                                                168,582             133,628              302,210
                                                                           --------------       -------------       --------------
Net assets                                                                  $ 19,414,142         $ 2,980,058         $ 22,394,200
                                                                           --------------       -------------       --------------

NET ASSETS CONSIST OF:
Paid-in-capital                                                             $ 30,595,391         $ 4,722,333         $ 35,317,724
Undistributed net investment income (loss)                                       (57,500)             31,317              (26,183)
Accumulated net realized loss on investments and foreign
 currency transactions                                                        (8,873,688)         (1,221,687)         (10,095,375)
Net unrealized depreciation on investments, forward currency contracts and net other assets (net of accrued foreign country tax
 unrealized appreciation)                                                     (2,250,061)           (551,905)          (2,801,966)
                                                                           --------------       -------------       --------------
Net assets                                                                  $ 19,414,142         $ 2,980,058         $ 22,394,200

Shares outstanding                                                             1,989,192             405,647            2,294,488
                                                                           --------------       -------------       --------------
Net Asset Value and redemption price per Class A share (a)                  $       9.76         $      7.35         $       9.76
                                                                           --------------       -------------       --------------

Cost of investments                                                         $ 19,687,870         $ 3,363,919         $ 23,051,789
Cost of foreign currency                                                    $  1,115,564             $ 1,482         $  1,117,046

    See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                  GOVETT           GOVETT
                                                                 EMERGING          LATIN
                                                                 MARKETS           AMERICA                         PRO FORMA
                                                               EQUITY FUND          FUND         ADJUSTMENTS       COMBINED
                                                             ---------------    -------------   -------------   ---------------
Investment income:
Interest*                                                       $      9,594     $     1,816                      $     11,410
Dividends*                                                           358,595          81,909                           440,504
                                                               --------------   -------------                    --------------
Total investment income                                              368,189          83,725                           451,914
                                                               --------------   -------------                    --------------
Expenses:
Management fee                                                       134,118          20,875                           154,993
Custody and administration fees                                      151,635          25,085                           176,720
12b-1 fee Class A                                                     50,689           7,899                            58,588
Professional fees                                                     21,972          21,972      (7,649)(c)            36,295
Transfer agency fee                                                   86,911          12,456                            99,367
Registration and filing fees                                          11,679           8,321      (7,439)(c)            12,561
Directors' fees and expenses                                          11,450          11,132                            22,582
Amortization of organization costs                                         -           2,908      (2,908)(c)                 -
Other                                                                 23,423           8,171        (379)(c)            31,215
                                                               --------------   -------------   ---------        --------------
Total expenses                                                       491,877         118,819     (18,375)              592,321
                                                               --------------   -------------   ---------        --------------
Less:  Expenses reimbursable and fees waived by the Manager         (157,759)        (66,708)     18,375 (b)          (206,092)
                                                               --------------   -------------   ---------        --------------
Net operating expenses                                               334,118          52,111                           386,229
                                                               --------------   -------------                    --------------
Interest and other non-operating expenses                              7,238             297                             7,535
                                                               --------------   -------------                    --------------
Net investment income                                                 26,833          31,317                            58,150
                                                               --------------   -------------                    --------------
Realized and unrealized loss:
Net realized loss on:
Investment transactions                                           (2,711,049)       (208,372)                       (2,919,421)
Foreign Currency transactions                                        (71,943)         (2,573)                          (74,516)
                                                               --------------   -------------                    --------------
Net realized loss                                                 (2,782,992)       (210,945)                       (2,993,937)
                                                               --------------   -------------                    --------------
Net unrealized depreciation on:
Investments                                                       (2,260,479)       (862,654)                       (3,123,133)
Foreign currency transactions                                        (56,638)           (777)                          (57,415)
                                                               --------------   -------------                    --------------
Net unrealized depreciation during the period                     (2,317,117)       (863,431)                       (3,180,548)
                                                               --------------   -------------                    --------------
Net realized and unrealized loss                                  (5,100,109)     (1,074,376)                       (6,174,485)
                                                               --------------   -------------                    --------------
Net decrease in net assets resulting from operations            $ (5,073,276)    $(1,043,059)                     $ (6,116,335)
                                                               ==============   =============                    ==============

*Net of foreign taxes withheld of                               $        604     $       136                      $        740

    See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                   YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                  GOVETT           GOVETT
                                                                 EMERGING          LATIN
                                                                 MARKETS           AMERICA                         PRO FORMA
                                                               EQUITY FUND          FUND         ADJUSTMENTS       COMBINED
                                                             ---------------    -------------   -------------   ---------------
Investment income:
Interest*                                                       $     36,269     $     7,107                      $     43,376
Dividends*                                                         1,037,195         113,826                         1,151,021
                                                               --------------   -------------                    --------------
Total investment income                                            1,073,464         120,933                         1,194,397
                                                               --------------   -------------                    --------------
Expenses:
Management fee                                                       532,713          53,584                           586,297
Custody and administration fees                                      307,981          48,552                           356,533
12b-1 fee Class A                                                    266,568          26,854                           293,422
Professional fees                                                     59,241          53,235     (15,425)(c)            97,051
Transfer agency fee                                                  229,546          24,997                           254,543
Registration and filing fees                                          35,003          24,502     (22,619)(c)            36,886
Directors' fees and expenses                                          27,642          28,625                            56,267
Amortization of organization costs                                       226           5,913      (5,913)(c)               226
Other                                                                 64,197          27,594      (1,617)(c)            90,174
                                                               --------------   -------------   ---------        --------------
Total expenses                                                     1,523,117         293,856     (45,574)            1,771,399
                                                               --------------   -------------   ---------        --------------
Less:  Expenses reimbursable and fees waived by the Manager         (188,156)       (159,809)     45,574 (b)          (302,391)
                                                               --------------   -------------   ---------        --------------
Net operating expenses                                             1,334,961         134,047                         1,469,008
                                                               --------------   -------------                    --------------
Interest and other non-operating expenses                             29,022             127                            29,149
                                                               --------------   -------------                    --------------
Net investment loss                                                 (290,519)        (13,241)                         (303,760)
                                                               --------------   -------------                    --------------
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions                                              (22,482)        838,886                           816,404
Foreign currency transactions                                        284,343         (11,069)                          273,274
                                                               --------------   -------------                    --------------
Net realized gain                                                    261,861         827,817                         1,089,678
                                                               --------------   -------------                    --------------
Net unrealized appreciation (depreciation) on:
Investments                                                       (2,488,114)        (60,327)                       (2,548,441)
Foreign currency transactions                                         (2,064)          2,666                               602
                                                               --------------   -------------                    --------------
Net unrealized depreciation during the period                     (2,490,178)        (57,661)                       (2,547,839)
                                                               --------------   -------------                    --------------
Net realized and unrealized gain (loss)                           (2,228,317)        770,156                        (1,458,161)
                                                               --------------   -------------                    --------------
Net increase (decrease) in net assets resulting
 from operations                                                $ (2,518,836)    $   756,915                      $ (1,761,921)
                                                               ==============   =============                    ==============

*Net of foreign taxes withheld of                               $     35,128     $         -                      $     35,128

    See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
             NOTES TO THE PRO FORMA COMBINING FINANCIAL STATEMENTS
                           JUNE 30, 1998 (UNAUDITED)

Pro Forma information is intended to provide shareholders of Govett Latin America Fund with information about the proposed reorganization by indicating how the reorganization might have affected the Statement of Assets and Liabilities and Statements of Operations of the Acquiring Fund had the reorganization been consummated as of June 30, 1998 and at the beginning of each of the periods for which the Statements of Operations are presented.

The pro forma combining statement of assets and liabilities as of June 30, 1998 and the pro forma combining statement of operations for the six months ended June 30, 1998, have been prepared to reflect the reorganization described below between Govett Emerging Markets Equity Fund and Govett Latin America Fund after giving effect to pro forma adjustments described in the notes below:

(a) The acquisition by Govett Emerging Markets Equity Fund of all of the assets of Govett Latin America Fund in exchange for shares of Govett Emerging Markets Equity Fund having a net asset value equal to the net asset value of all the outstanding shares of Govett Latin America Fund and the assumption by Govett Emerging Markets Equity Fund of stated liabilities of Govett Latin America Fund.

(b) Waiver of investment advisory fees was adjusted to reflect the advisor's commitment to voluntarily waive fees in excess of 2.50% for Govett Emerging Markets Equity Fund.

(c) Actual expenses incurred by the individual funds, for various expenses included on a pro forma basis, were reduced to reflect estimated savings arising from the reorganization.

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


               SHARES                               SECURITY DESCRIPTION                                    VALUE
-------------------------------------    ----------------------------------------------    ----------------------------------------

  GOVETT                                                                                     GOVETT
 EMERGING                   PRO FORMA                                                       EMERGING                     PRO FORMA
  MARKETS        GOVETT     COMBINED                                                         MARKETS        GOVETT       COMBINED
EQUITY FUND    ASIA FUND    PORTFOLIO                                                      EQUITY FUND    ASIA FUND        FUND
-------------------------------------                                                      ----------------------------------------

COMMON STOCKS - 93.8%
ARGENTINA - 4.4%
    21,700            -        21,700    Banco Frances del Rio de la Plata                 $   163,858    $        -    $   163,858
     8,800            -         8,800    Telefonica de Argentina ADR                           285,450             -        285,450
    11,800            -        11,800    YPF ADR                                               354,737             -        354,737
                                                                                           -----------    ----------    -----------
                                                                                               804,045             -        804,045
                                                                                           -----------    ----------    -----------
AUSTRALIA - 0.8%
         -        3,000         3,000    AMP                                                         -        35,154         35,154
         -       23,800        23,800    Goodman Fielder                                             -        34,677         34,677
         -        2,800         2,800    Howard Smith                                                -        16,492         16,492
         -       24,900        24,900    Pasminco                                                    -        18,989         18,989
         -       11,900        11,900    Woolworths Holdings                                         -        38,734         38,734
                                                                                           -----------    ----------    -----------
                                                                                                     -       144,046        144,046
                                                                                           -----------    ----------    -----------
BRAZIL - 8.7%
     9,440            -         9,440    Cemig ADR                                             292,192             -        292,192
 9,756,000            -     9,756,000    Electrobras                                           286,805             -        286,805
17,755,000            -    17,755,000    Gerasul*                                               24,256             -         24,256
 1,000,000            -     1,000,000    Saneamento Basico De SP                               120,185             -        120,185
     6,040            -         6,040    Telebras ADR                                          659,492             -        659,492
     7,100            -         7,100    Unibanco GDR                                          209,450             -        209,450
                                                                                           -----------    ----------    -----------
                                                                                             1,592,380             -      1,592,380
                                                                                           -----------    ----------    -----------
CHINA - 1.6%
   569,000            -       569,000    Qingling Motors                                       157,892             -        157,892
     9,760            -         9,760    Zhejiang Southeast Electric Power GDR*                135,664             -        135,664
                                                                                           -----------    ----------    -----------
                                                                                               293,556             -        293,556
                                                                                           -----------    ----------    -----------
CROATIA - 0.7%
     7,450            -         7,450    Pliva GDR                                             121,063             -        121,063
                                                                                           -----------    ----------    -----------
CZECH REPUBLIC - 2.7%
    17,350            -        17,350    Komercni Banka                                        219,478             -        219,478
    19,714            -        19,714    SPT Telekom*                                          272,890             -        272,890
                                                                                           -----------    ----------    -----------
                                                                                               492,368             -        492,368
                                                                                           -----------    ----------    -----------
EGYPT - 3.9%
     3,500            -         3,500    Al-Ahram Beverages GDR                                111,300             -        111,300
    14,100            -        14,100    Commercial International Bank GDR                     152,985             -        152,985
     3,000            -         3,000    Madinet NASR                                          143,569             -        143,569
    22,000            -        22,000    Paint & Chemical Industries GDR                       206,250             -        206,250
     6,025            -         6,025    Tourah Portland Cement                                103,765             -        103,765
                                                                                           -----------    ----------    -----------
                                                                                               717,869             -        717,869
                                                                                           -----------    ----------    -----------
GREECE - 7.8%
     2,500            -         2,500    Alpha Credit Bank                                     202,884             -        202,884
    16,400            -        16,400    Hellenic Petroleum*                                   134,090             -        134,090
    18,443            -        18,443    Hellenic Telecommunication Organization               473,307             -        473,307
     3,140            -         3,140    National Bank of Greece                               402,819             -        402,819
     3,100            -         3,100    Titan Cement                                          203,025             -        203,025
                                                                                           -----------    ----------    -----------
                                                                                             1,416,125             -      1,416,125
                                                                                           -----------    ----------    -----------
HONG KONG - 1.9%
         -       52,000        52,000    China Resources Beijing Land                                -        16,779         16,779
   126,000       16,000       142,000    China Telecom                                         218,727        27,775        246,502
         -        2,200         2,200    Hong Kong & Shanghai Bank Holdings                          -        53,807         53,807
         -        6,000         6,000    Hutchinson Whampoa                                          -        31,673         31,673
                                                                                           -----------    ----------    -----------
                                                                                               218,727       130,034        348,761
                                                                                           -----------    ----------    -----------

HUNGARY - 4.5%
     2,540            -         2,540    Gedeon Richter GDR*                                   203,200             -        203,200
     8,400            -         8,400    Matav ADR                                             247,275             -        247,275
     6,496            -         6,496    MOL Magyar Olaj-es Gazipari GDR                       175,392             -        175,392
     4,050            -         4,050    OTP Bank GDR                                          196,628             -        196,628
                                                                                           -----------    ----------    -----------
                                                                                               822,495             -        822,495
                                                                                           -----------    ----------    -----------

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


               SHARES                               SECURITY DESCRIPTION                                    VALUE
-------------------------------------    ----------------------------------------------    ----------------------------------------

  GOVETT                                                                                     GOVETT
 EMERGING                   PRO FORMA                                                       EMERGING                     PRO FORMA
  MARKETS        GOVETT     COMBINED                                                         MARKETS        GOVETT       COMBINED
EQUITY FUND    ASIA FUND      FUND                                                         EQUITY FUND    ASIA FUND        FUND
-------------------------------------                                                      ----------------------------------------

INDIA - 6.2%
       883            -           883    Hindalco Industries                               $    13,901    $        -    $    13,901
     7,900            -         7,900    Hindustan Lever                                       281,251             -        281,251
    15,200            -        15,200    ITC                                                   233,736             -        233,736
     4,598            -         4,598    Larsen & Toubro                                        24,866             -         24,866
    17,200            -        17,200    Mahanager Telephone Nigam GDR*                        180,170             -        180,170
     8,700            -         8,700    Ranbaxy Laboratories                                  112,341             -        112,341
    54,700            -        54,700    Reliance Industries                                   184,870             -        184,870
    19,000            -        19,000    State Bank of India                                    94,104             -         94,104
                                                                                           -----------    ----------    -----------
                                                                                             1,125,239             -      1,125,239
                                                                                           -----------    ----------    -----------
ISRAEL - 6.4%
   303,000            -       303,000    Bank Leumi Le-Israel*                                 604,431             -        604,431
     5,200            -         5,200    ECI Telecom                                           196,950             -        196,950
     1,600            -         1,600    Koor Industries                                       184,875             -        184,875
     5,150            -         5,150    Teva Pharmaceutical Industries ADR                    181,216             -        181,216
                                                                                           -----------    ----------    -----------
                                                                                             1,167,472             -      1,167,472
                                                                                           -----------    ----------    -----------
JAPAN - 1.9%
         -          800           800    Aderans                                                     -        17,544         17,544
         -        3,000         3,000    Alpine Electronics*                                         -        31,164         31,164
         -        1,000         1,000    Fuji Photo Film                                             -        34,843         34,843
         -        2,000         2,000    Fujitsu                                                     -        21,065         21,065
         -        1,000         1,000    Ito-Yokado                                                  -        47,107         47,107
         -        1,000         1,000    Kikkoman                                                    -         5,266          5,266
         -        3,000         3,000    Kirin Brewery                                               -        28,351         28,351
         -        1,000         1,000    Mitsui Fudosan                                              -         7,907          7,907
         -          400           400    Nintendo                                                    -        37,080         37,080
         -            3             3    Nippon Telegraph & Telephone                                -        24,888         24,888
         -            1             1    NTT Data Communications Systems                             -        36,142         36,142
         -          100           100    Shohkoh Fund                                                -        24,600         24,600
         -          400           400    Sony                                                        -        34,483         34,483
                                                                                           -----------    ----------    -----------
                                                                                                     -       350,440        350,440
                                                                                           -----------    ----------    -----------
MEXICO - 15.2%
    27,500            -        27,500    Cemex ADR                                             242,374             -        242,374
   156,250            -       156,250    Cifra C                                               216,896             -        216,896
    11,120            -        11,120    Femsa                                                 346,321             -        346,321
    46,700            -        46,700    Grupo Financiero Banamex*                              90,902             -         90,902
    33,700            -        33,700    Grupo Financiero Bancomer GDR                         248,706             -        248,706
     5,100            -         5,100    Grupo Televisa GDR*                                   191,887             -        191,887
    46,000            -        46,000    Kimberly-Clark de Mexico                              162,449             -        162,449
    71,000            -        71,000    Organizacion Soriana                                  203,748             -        203,748
   326,000            -       326,000    Telefonos de Mexico                                   770,536             -        770,536
    23,150            -        23,150    Tubo de Acero de Mexico ADR                           296,609             -        296,609
                                                                                           -----------    ----------    -----------
                                                                                             2,770,428             -      2,770,428
                                                                                           -----------    ----------    -----------
PHILLIPPINES - 0.1%
         -        2,736         2,736    Far East Bank & Trust (partly paid)                         -         2,296          2,296
         -        4,100         4,100    Metropolitan Bank & Trust                                   -        24,089         24,089
                                                                                           -----------    ----------    -----------
                                                                                                     -        26,385         26,385
                                                                                           -----------    ----------    -----------
POLAND - 1.3%
     7,000            -         7,000    Bank Handlowy W Warszawie*                            135,653             -        135,653
     3,900            -         3,900    Bank Rozwoju Eksportu                                 105,693             -        105,693
                                                                                           -----------    ----------    -----------
                                                                                               241,346             -        241,346
                                                                                           -----------    ----------    -----------
RUSSIA - 0.3%
    18,877            -        18,877    Trade House GUM ADR                                    56,631             -         56,631
                                                                                           -----------    ----------    -----------
SINGAPORE - 0.3%
         -        5,300         5,300    Development Bank of Singapore                               -        29,331         29,331
         -        4,000         4,000    Singapore Press Holdings                                    -        26,754         26,754
                                                                                           -----------    ----------    -----------
                                                                                                     -        56,085         56,085
                                                                                           -----------    ----------    -----------

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


               SHARES                               SECURITY DESCRIPTION                                    VALUE
-------------------------------------    ----------------------------------------------    ----------------------------------------

  GOVETT                                                                                     GOVETT
 EMERGING                   PRO FORMA                                                       EMERGING                     PRO FORMA
  MARKETS        GOVETT     COMBINED                                                         MARKETS        GOVETT       COMBINED
EQUITY FUND    ASIA FUND      FUND                                                         EQUITY FUND    ASIA FUND        FUND
-------------------------------------                                                      ----------------------------------------

SOUTH AFRICA - 9.1%
                                                                                           -----------    ----------    -----------
    52,000            -        52,000    ABSA Group                                        $   325,041    $        -    $   325,041
    14,000            -        14,000    Liberty Life                                          273,413             -        273,413
    28,000            -        28,000    Rembrandt Group                                       175,022             -        175,022
    11,500            -        11,500    Reunert                                                13,017             -         13,017
    19,000            -        19,000    Sasol                                                 110,259             -        110,259
    60,000            -        60,000    Smith (C.G.)                                          165,224             -        165,224
    16,500            -        16,500    South African Breweries                               340,077             -        340,077
    14,000            -        14,000    Tiger Oats                                            123,461             -        123,461
   109,000            -       109,000    Wooltru                                               139,950             -        139,950
                                                                                           -----------    ----------    -----------
                                                                                             1,665,464             -      1,665,464
                                                                                           -----------    ----------    -----------
TAIWAN - 3.0%
    35,200        1,600        36,800    Compal Electronics*                                    94,760         4,307         99,067
   104,000            -       104,000    CTCI*                                                 189,171             -        189,171
    17,400            -        17,400    Delta Electronic Industrial                            58,235             -         58,235
    84,720        3,080        87,800    Nien Hsing Textile*                                   197,250         7,171        204,421
                                                                                           -----------    ----------    -----------
                                                                                               539,416        11,478        550,894
                                                                                           -----------    ----------    -----------
THAILAND - 3.0%
    12,100        5,100        17,200    Advanced Info Service                                  51,611        21,753         73,364
     5,900            -         5,900    BEC World                                              22,510             -         22,510
    96,500            -        96,500    Electricity Generating*                               129,070             -        129,070
          -           -             -    Electricity Generating                                      -             -              -
    24,600            -        24,600    PTT Exploration and Production*                       186,540             -        186,540
   145,400       18,400       163,800    Thai Farmers Bank                                     128,345        16,242        144,587
                                                                                           -----------    ----------    -----------
                                                                                               518,076        37,995        556,071
                                                                                           -----------    ----------    -----------
TURKEY - 9.0%
   930,000            -       930,000    Alcatel Teletas Komunikasyon                          122,231             -        122,231
 1,500,000            -     1,500,000    Eregli Demir*                                         233,759             -        233,759
 6,100,000            -     6,100,000    Sabanci Holding                                       377,957             -        377,957
11,037,500            -    11,037,500    Turkiye Is Bankasi                                    445,562             -        445,562
17,823,000            -    17,823,000    Yapi ve Kredi Bankasi                                 455,112             -        455,112
                                                                                           -----------    ----------    -----------
                                                                                             1,634,621             -      1,634,621
                                                                                           -----------    ----------    -----------
VENEZUELA - 1.0%
     7,270            -         7,270    CANTV ADR                                             181,750             -        181,750
                                                                                           -----------    ----------    -----------
                                         TOTAL COMMON STOCKS
                                         (Cost $18,361,152 and $871,133, respectively,
                                         for a total of $19,232,285)                        16,379,071       756,463     17,135,534
                                                                                           -----------    ----------    -----------

PREFERRED STOCKS - 6.2%
BRAZIL - 6.2%
   121,200            -       121,200    Banco Itau                                             69,164             -         69,164
25,000,000            -    25,000,000    Copel                                                 233,453             -        233,453
 2,647,000            -     2,647,000    Petrobras                                             492,071             -        492,071
 1,650,000            -     1,650,000    Telesp Celular*                                       136,959             -        136,959
   836,000            -       836,000    Telesp                                                196,613             -        196,613
                                                                                           -----------    ----------    -----------
                                                                                             1,128,260             -      1,128,260
                                                                                           -----------    ----------    -----------

MALAYSIA - 0.0%
         -       20,000        20,000    Multi-Purpose Holdings, expire 1/13/02                      -         1,301          1,301
                                                                                           -----------    ----------    -----------

                                         TOTAL PREFERRED STOCKS
                                         (Cost $1,326,718 and $8,005, respectively,
                                         for a total of $1,334,723)                          1,128,260         1,301      1,129,561
                                                                                           -----------    ----------    -----------

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                           JUNE 30, 1998 (UNAUDITED)


               SHARES                               SECURITY DESCRIPTION                                    VALUE
-------------------------------------    ----------------------------------------------    ----------------------------------------

  GOVETT                                                                                     GOVETT
 EMERGING                   PRO FORMA                                                       EMERGING                     PRO FORMA
  MARKETS        GOVETT     COMBINED                                                         MARKETS        GOVETT       COMBINED
EQUITY FUND    ASIA FUND      FUND                                                         EQUITY FUND    ASIA FUND        FUND
-------------------------------------                                                      ----------------------------------------

WARRANTS AND RIGHTS* - 0.0%
BRAZIL - 0.0%
    39,292            -        39,292    Telesp Rights, expire 7/2/98                      $       662    $        -    $       662
                                                                                           -----------    ----------    -----------
GREECE - 0.0%
     2,500            -         2,500    Alpha Credit Bank Rights, expire 7/24/98                4,263             -          4,263
                                                                                           -----------    ----------    -----------
HONG KONG - 0.0%
         -       18,400        18,400    Oriental Press Group Warrants, expire 10/2/98               -            24             24
                                                                                           -----------    ----------    -----------
JAPAN - 0.0%
         -           20            20    Optec Dai-Ichi Denko Warrants, expire 2/8/00                -         1,020          1,020
                                                                                           -----------    ----------    -----------
MALAYSIA - 0.0%
         -          971           971    Rashid Hussain Berhad Warrants, expire 3/25/02              -           162            162
                                                                                           -----------    ----------    -----------
PHILLIPINES - 0.0%
         -       16,200        16,200    Belle Corporation Warrants, expire 10/6/00                  -            22             22
                                                                                           -----------    ----------    -----------

                                         TOTAL WARRANTS AND RIGHTS
                                         (Cost $0 and $18,027, respectively,
                                         for a total of $18,027)                                 4,925         1,228          6,153
                                                                                           -----------    ----------    -----------

                                         TOTAL INVESTMENTS - 100%
                                         (Cost $19,687,870 and $897,165, respectively,
                                         for a total of $20,585,035)                       $17,512,256    $  758,992    $18,271,248
                                                                                           ===========    ==========    ===========

  *  Non-income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 1998 (UNAUDITED)



                                                                           GOVETT
                                                                          EMERGING
                                                                          MARKETS            GOVETT         PRO FORMA
                                                                         EQUITY FUND        ASIA FUND       COMBINED
                                                                        -------------     ------------    -------------
ASSETS:
Investments, at value - (see accompanying Schedule of Investments)       $17,512,256       $  758,992      $ 18,271,248
Cash                                                                         362,109           73,178           435,287
Foreign currency, at value                                                 1,057,767           81,761         1,139,528
Receivable from:
   Securities sold                                                           443,063           81,027           524,090
   Fund shares sold                                                           52,892              100            52,992
   Dividends and interest                                                    130,603            2,531           133,134
   Reimbursement from investment manager                                      20,947           47,196            68,143
Other assets                                                                   3,087            3,087             6,174
                                                                        -------------     ------------    --------------
Total assets                                                              19,582,724        1,047,872        20,630,596
                                                                        -------------     ------------    --------------
LIABILITIES:
Payable for:
   Securities purchased                                                            -           42,177            42,177
   Fund shares repurchased                                                     2,931                -             2,931
   Deferred foreign country taxes                                             12,683              149            12,832
Accrued expenses and other liabilities                                       152,968           56,276           209,244
                                                                        -------------     ------------    --------------
Total liabilities                                                            168,582           98,602           267,184
                                                                        -------------     ------------    --------------
Net assets                                                               $19,414,142       $  949,270      $ 20,363,412
                                                                        -------------     ------------    --------------
NET ASSETS CONSIST OF:
Paid-in-capital                                                          $30,595,391       $4,012,073      $ 34,607,464
Undistributed net investment income (loss)                                   (57,500)         (24,209)          (81,709)
Accumulated net realized loss on investments and foreign currency
 transactions                                                             (8,873,688)      (2,902,250)      (11,775,938)
Net unrealized depreciation on investments, forward currency contracts and net other assets (net of accrued foreign country tax
 unrealized appreciation)                                                 (2,250,061)        (136,344)       (2,386,405)
                                                                        -------------     ------------    --------------
Net assets                                                               $19,414,142       $  949,270      $ 20,363,412
                                                                        -------------     ------------    --------------
Shares outstanding                                                         1,989,192          215,341         2,086,415
                                                                        -------------     ------------    --------------
Net Asset Value and redemption price per Class A share (a)               $      9.76       $     4.41      $       9.76
                                                                        -------------     ------------    --------------

Cost of investments                                                      $19,687,870       $  897,165      $ 20,585,035
Cost of foreign currency                                                 $ 1,115,564       $   81,091      $  1,196,655

    See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                  SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                  GOVETT
                                                                 EMERGING          GOVETT
                                                                 MARKETS            ASIA                           PRO FORMA
                                                               EQUITY FUND          FUND         ADJUSTMENTS       COMBINED
                                                             ---------------    -------------   -------------   ---------------
Investment income:
Interest*                                                       $      9,594     $     1,454                      $     11,048
Dividends*                                                           358,595           9,760                           368,355
                                                               --------------   -------------                    --------------
Total investment income                                              368,189          11,214                           379,403
                                                               --------------   -------------                    --------------
Expenses:
Management fee                                                       134,118           6,450                           140,568
Custody and administration fees                                      151,635          34,388                           186,023
12b-1 fee Class A                                                     50,689           2,425                            53,114
Professional fees                                                     21,972          21,973       (7,649)(c)           36,296
Transfer agency fee                                                   86,911          10,006                            96,917
Registration and filing fees                                          11,679           8,260       (7,439)(c)           12,500
Directors' fees and expenses                                          11,450          11,713                            23,163
Amortization of organization costs                                         -           3,137       (3,137)(c)                -
Other                                                                 23,423           7,196         (268)(c)           30,351
                                                               --------------   -------------   -------------    --------------
Total expenses                                                       491,877         105,548         (18,493)          578,932
                                                               --------------   -------------   -------------    --------------
Less:  Expenses reimbursable and fees waived by the Manager         (157,759)        (89,454)         18,493(b)       (228,720)
                                                               --------------   -------------   -------------    --------------
Net operating expenses                                               334,118          16,094                           350,212
                                                               --------------   -------------                    --------------
Interest and other non-operating expenses                              7,238              24                             7,262
                                                               --------------   -------------                    --------------
Net investment income (loss)                                          26,833          (4,904)                           21,929
                                                               --------------   -------------                    --------------
Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions                                           (2,711,049)       (575,932)                       (3,286,981)
Foreign Currency transactions                                        (71,943)         (1,597)                          (73,540)
                                                               --------------   -------------                    --------------
Net realized loss                                                 (2,782,992)       (577,529)                       (3,360,521)
                                                               --------------   -------------                    --------------
Net unrealized appreciation (depreciation) on:
Investments                                                       (2,260,479)         238,387                       (2,022,092)
Foreign currency transactions                                        (56,638)         (3,989)                          (60,627)
                                                               --------------   -------------                    --------------
Net unrealized appreciation (depreciation) during the period      (2,317,117)         234,398                       (2,082,719)
                                                               --------------   -------------                    --------------
Net realized and unrealized loss                                  (5,100,109)       (343,131)                       (5,443,240)
                                                               --------------   -------------                    --------------
Net decrease in net assets resulting from operations            $ (5,073,276)    $  (348,035)                     $ (5,421,311)
                                                               ==============   =============                    ==============

*Net of foreign taxes withheld of                               $        604     $       691                      $      1,295

    See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                   YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)


                                                                  GOVETT
                                                                 EMERGING
                                                                 MARKETS            GOVETT                         PRO FORMA
                                                               EQUITY FUND        ASIA FUND      ADJUSTMENTS       COMBINED
                                                             ---------------    -------------   -------------   ---------------
Investment income:
Interest*                                                       $     36,269     $     3,287                      $     39,556
Dividends*                                                         1,037,195          36,104                         1,073,299
                                                               --------------   -------------                    --------------
Total investment income                                            1,073,464          39,391                         1,112,855
                                                               --------------   -------------                    --------------
Expenses:
Management fee                                                       532,713          26,499                           559,212
Custody and administration fees                                      307,981          81,964                           389,945
12b-1 fee Class A                                                    266,568          13,400                           279,968
Professional fees                                                     59,241          54,726       (15,425)             98,542
Transfer agency fee                                                  229,546          26,105                           255,651
Registration and filing fees                                          35,003          26,254       (24,606)             36,651
Directors' fees and expenses                                          27,642          27,625                            55,267
Amortization of organization costs                                       226           6,315        (6,315)                226
Other                                                                 64,197          21,632          (851)             84,978
                                                               --------------   -------------   -----------      --------------
Total expenses                                                     1,523,117         284,520       (47,197)          1,760,440
                                                               --------------   -------------   -----------      --------------
Less:  Expenses reimbursable and fees waived by the Manager         (188,156)       (218,074)       47,197            (359,033)
                                                               --------------   -------------   -----------      --------------
Net operating expenses                                             1,334,961          66,446                         1,401,407
                                                               --------------   -------------                    --------------
Interest and other non-operating expenses                             29,022           9,825                            38,847
                                                               --------------   -------------                    --------------
Net investment loss                                                 (290,519)        (36,880)                         (327,399)
                                                               --------------   -------------                    --------------
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions                                              (22,482)       (214,404)                         (236,886)
Foreign currency transactions                                        284,343         (20,507)                          263,836
                                                               --------------   -------------                    --------------
Net realized gain (loss)                                             261,861        (234,911)                           26,950
                                                               --------------   -------------                    --------------
Net unrealized appreciation (depreciation) on:
Investments                                                       (2,488,114)       (492,034)                       (2,980,148)
Foreign currency transactions                                         (2,064)          7,964                             5,900
                                                               --------------   -------------                    --------------
Net unrealized depreciation during the period                     (2,490,178)       (484,070)                       (2,974,248)
                                                               --------------   -------------                    --------------
Net realized and unrealized loss                                  (2,228,317)       (718,981)                       (2,947,298)
                                                               --------------   -------------                    --------------
Net decrease in net assets resulting from operations            $ (2,518,836)    $  (755,861)                     $ (3,274,697)
                                                               ==============   =============                    ==============

*Net of foreign taxes withheld of                               $     35,128     $     4,265                      $     39,393

    See accompanying notes to the pro forma combining financial statements

                      GOVETT EMERGING MARKETS EQUITY FUND
             NOTES TO THE PRO FORMA COMBINING FINANCIAL STATEMENTS
                           JUNE 30, 1998 (UNAUDITED)

Pro Forma information is intended to provide shareholders of Govett Asia Fund with information about the proposed reorganization by indicating how the reorganization might have affected the Statement of Assets and Liabilities and Statements of Operations of the Acquiring Fund had the reorganization been consummated as of June 30, 1998 and at the beginning of each of the periods for which the Statements of Operations are presented.

The pro forma combining statement of assets and liabilities as of June 30, 1998 and the pro forma combining statement of operations for the six months ended June 30, 1998, have been prepared to reflect the reorganization described below between Govett Emerging Markets Equity Fund and Govett Asia Fund after giving effect to pro forma adjustments described in the notes below:

(a) The acquisition by Govett Emerging Markets Equity Fund of all of the assets of Govett Asia Fund in exchange for shares of Govett Emerging Markets Equity Fund having a net asset value equal to the net asset value of all the outstanding shares of Govett Asia Fund and the assumption by Govett Emerging Markets Equity Fund of stated liabilities of Govett Asia Fund.

(b) Waiver of investment advisory fees was adjusted to reflect the advisor's commitment to voluntarily waive fees in excess of 2.50% for Govett Emerging Markets Equity Fund.

(c) Actual expenses incurred by the individual funds, for various expenses included on a pro forma basis, were reduced to reflect estimated savings arising from the reorganization.

                            THE GOVETT FUNDS, INC.

                                    PART C

                               OTHER INFORMATION

Item 15.  Indemnification

     Article VIII of the Articles of Incorporation filed as Exhibit 1 to the Registration Statement is incorporated herein by reference. The Registrant has a liability policy under which the Registrant and its directors, officers and affiliated persons are insured against certain liabilities.

Item 16.  Exhibits

     (1) Articles of Incorporation of the Registrant are incorporated by reference to Exhibit 1 to the Registration Statement on Form N-1A (File Nos. 33-37783 and 811-6229) ("Form N-1A").

     (2)       By-Laws of the Registrant are incorporated by reference to
               Exhibit 2 to the Registrant's Form N-1A.

     (3)       Not applicable.

     (4)       Form of Plan of Reorganization is included in Part A.

     (5)       Not applicable.

     (6) (a) Investment Management Agreement dated December 24, 1997, between the Registrant and AIB Govett, Inc. is incorporated by reference to Exhibit 5(a) to Registrant's Form N-1A.

          (b) Investment Subadvisory Contract dated December 24, 1997 between AIB Govett, Inc. and AIB Govett Asset Management Limited is incorporated by reference to Exhibit 5(b) to Registrant's
               Form N-1A.

     (7) Distribution Agreement dated February 28, 1997 between the Registrant and FPS Broker Services, Inc. is incorporated herein by reference to Exhibit 6 to Registrant's Form N-1A.

     (8)       Not applicable.

     (9) Custodian Agreement dated December 16, 1991 between the Registrant and The Chase Manhattan Bank is incorporated by reference to Exhibit 8 to Registrant's Form N-1A.

     (10) (a) Distribution Plan and Service Plan is incorporated herein by reference on Exhibit 15 to Registrant's Form N-1A.

          (b) Rule 18f-3 Plan is incorporated herein by reference to Exhibit 18 to Registrant's Form N-1A.

     (11)      Opinion and consent of Goodwin, Procter & Hoar LLP.*

     (12) Form of opinion and consent of Goodwin, Procter & Hoar LLP as to tax matters.**

     (13) Transfer Agency and Service Agreement dated February 28, 1997, between the Registrant and FPS Services, Inc. is incorporated herein by reference to Exhibit 9 to Registrant's Form N-1A.

     (14) Consent of PricewaterhouseCoopers LLP, independent auditors of the Registrant.*

     (15)      Not applicable.

     (16) Powers of Attorney of Directors of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Form N-1A.

     (17) (a)  (1)  Form of Proxy Card for Govett Asia Fund.*

               (2)  Form of Proxy Card of Govett Latin America Fund.*

          (b) Prospectus of the Registrant dated April 17, 1998 is incorporated herein by reference to Post-Effective Amendment No.22 to Registrant's Form N-1A.

          (c) Statement of Additional Information of the Registrant dated April 17, 1998 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Form N-1A.

          (d) Annual Report of The Govett Funds, Inc. for the fiscal year ended December 31, 1997 is incorporated herein by reference to the

               Registrant's filing with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940.

     (e) Semi-Annual Report of The Govett Funds, Inc. for the 6-month period ended June 30, 1998 is incorporated herein by reference to the Registrant's filing with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940.

-----------------------
*   Filed herewith
**  To be filed by amendment

Item 17.  Undertakings

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of San Francisco and the State of California on the 11th day of September, 1998.

                                    THE GOVETT FUNDS, INC.


                                    By: /s/ Sir Victor Garland
                                        ----------------------------------
                                        Sir Victor Garland
                                        President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

     Signature                      Title

/s/ Patrick K. Cunneen
------------------------            Chairman of the Board of Directors
Patrick K. Cunneen

/s/ Colin J. Kreidewolf             Treasurer (Principal Financial and
------------------------            Accounting Officer)
Colin J. Kreidewolf

/s/ Sir Victor Garland              Director, President
------------------------            (Principal Executive Officer)
Sir Victor Garland

         *                          Director
------------------------
Elliot L. Atamian

         *                          Director
------------------------
James M. Oates

         *                          Director
------------------------
Frank R. Terzolo

/s/ Alice L. Schulman
------------------------
Alice L. Schulman
(Attorney-in-Fact under powers
of attorney filed herewith)

                                                      Registration No. 333-____

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549


                          ---------------------------

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[_] Pre-Effective Amendment No. __     [_] Post-Effective Amendment No. __


                          ---------------------------

                            THE GOVETT FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)


                          ---------------------------

                                    EXHIBITS

                          ---------------------------

================================================================================

                               INDEX TO EXHIBITS

                                                                    Sequential
Exhibit                                                             Page
Number                                                              Number
(11)  Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to the legality of the shares being issued
(14)  Consent and Report of the Independent Accountants
(17)  (a)  (1)  Form of Proxy Card of Govett Asia Fund
           (2)  Form of Proxy Card of Govett Latin America
                Fund